Schedule of Investments (unaudited) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
522 Funding Clo I Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 7.34%), 7.58%, 01/15/33(a)(b)	USD	250	$241,302
AIMCO CLO, Series 2017-AA, Class C, (3 mo. LIBOR US + 2.45%), 2.72%, 07/20/29(a)(b)		1,000	979,415
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, (3 mo. LIBOR US + 3.00%), 3.27%, 10/21/28(a)(b)		1,000	950,516
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class CR2, (3 mo. LIBOR US + 2.70%), 2.94%, 07/15/27(a)(b)		270	261,394
Anchorage Capital CLO Ltd.(a)(b)
Series 2014-3RA, Class E, (3 mo. LIBOR US + 5.50%), 5.75%, 01/28/31		850	729,761
Series 2014-4RA, Class D, (3 mo. LIBOR US + 2.60%), 2.85%, 01/28/31		250	226,613
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.75%, 01/28/31		1,000	952,141
Series 2016-8A, Class ER, (3 mo. LIBOR US + 5.75%), 6.00%, 07/28/28		1,000	843,997
Ares LV CLO Ltd., Series 2020-55A, Class D, (3 mo. LIBOR US + 4.83%), 5.07%, 04/15/31(a)(b)		1,000	998,739
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.15%), 0.30%, 06/25/36(b)		5,301	3,880,804
Bain Capital Credit CLO Ltd., (3 mo. LIBOR US + 4.81%), 5.17%, 07/21/31(a)(b)(c)		300	300,390
Benefit Street Partners CLO VII Ltd., Series 2015- VIIA, Class CR, 2.67%, 07/18/27(a)(d)		250	239,068
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class C, (3 mo. LIBOR US + 2.60%), 2.84%, 07/15/31(a)(b)		250	247,384
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.97%, 10/20/32(a)(b)		250	250,838
CarVal CLO II Ltd., Series 2019-1A, Class C, 3.52%, 04/20/32(a)(d)		250	247,685
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.71%, 07/20/32(a)(b)		500	463,336
CarVal CLO Ltd., Series 2018-1A, Class E, 6.00%, 07/16/31(a)(d)		500	448,907
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (3 mo. LIBOR US + 3.65%), 3.91%, 07/23/30(a)(b)		500	482,883
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36(e)		447	373,505
Clear Creek CLO, Series 2015-1A, Class DR, 3.22%, 10/20/30(a)(d)		250	234,433
Countrywide Asset-Backed Certificates, Series 2006- 26, Class 1A, (1 mo. LIBOR US + 0.14%), 0.29%, 06/25/37(b)		772	708,064
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(a)		354	353,194
Dryden CLO Ltd., Series 2018-64A, Class D, (3 mo. LIBOR US + 2.65%), 2.87%, 04/18/31(a)(b)		250	238,670
Dryden Senior Loan Fund, Series 2014-36A, Class DR2, (3 mo. LIBOR US + 3.70%), 3.94%, 04/15/29(a)(b)		250	243,201
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.24%, 10/15/32(a)(b)		950	923,820

Security		Par (000)	Value

Asset-Backed Securities (continued)
Elmwood CLO V Ltd., Series 2020-2A, Class C, (3 mo. LIBOR US + 2.75%), 3.03%, 07/24/31(a)(b)	USD	500	$496,577
Litigation Fee Residual Funding, 4.00%, 10/30/27(c)		577	576,400
Madison Park Funding X Ltd., Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.67%, 01/20/29(a)(b)		500	435,678
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 3.97%, 04/20/26(a)(b)		300	296,376
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.00%), 5.24%, 01/15/28(a)(b)		790	714,636
Oaktree CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 5.20%), 5.47%, 10/20/27(a)(b)		500	407,836
Octagon Investment Partners LLC, Series 2017-1A, Class E, (3 mo. LIBOR US + 6.30%), 6.57%, 07/20/30(a)(b)		500	452,496
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3 mo. LIBOR US + 3.15%), 3.42%, 10/17/29(a)(b)		250	238,351
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 5.81%, 01/20/31(a)(b)		250	177,873
Palmer Square CLO Ltd., Series 2020-1A, Class C, (3 mo. LIBOR US + 3.00%), 3.29%, 04/20/29(a)(b)		250	245,604
Palmer Square Loan Funding Ltd., Series 2018-5A, Class B, (3 mo. LIBOR US + 1.90%), 2.17%, 01/20/27(a)(b)		1,000	974,800
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.22%), 6.48%, 11/14/29(a)(b)		1,750	1,606,480
Rockford Tower CLO Ltd.(a)(b)
Series 2017-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.89%, 04/15/29		250	233,910
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.09%, 10/15/29		500	493,295
Sterling Coofs Trust(c)
Series 2004-1, Class A, 2.36%, 04/15/29		1,409	14,095
Series 2004-2, Class Note, 2.08%, 03/30/30(a)		2,071	20,706
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 4.00%), 4.26%, 01/23/28(a)(b)		1,000	957,739
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.29%, 04/15/33(a)(b)		250	218,270
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32	GBP	100	122,014
Voya CLO Ltd.(a)(b)
Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.89%, 07/25/26	USD	250	234,275
Series 2019-3A, Class C, (3 mo. LIBOR US + 2.60%), 2.87%, 10/17/32		1,000	978,751
Westcott Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.25%), 3.52%, 07/20/28(a)(b)		500	479,268

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
York CLO Ltd.(a)(b)
Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.87%, 10/20/29	USD	250	$242,666
Series 2016-2A, Class ER, (3 mo. LIBOR US + 6.75%), 7.02%, 04/20/32		1,000	864,441

Total Asset-Backed Securities — 4.7% (Cost: $28,263,812)			27,302,597

		Shares

Common Stocks

Consumer Finance — 0.0%
Arrow Global Group PLC(f)		2,735	4,482

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(c)(f)		546,753,936	5,468

Energy Equipment & Services — 0.1%
Mcdermott International Ltd.(f)		47,837	114,809
Pioneer Energy Services Corp.(c)		273	10,601

			125,410

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(f)		8,511	8

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(c)(f)		3,155	—

Media — 0.0%
Clear Channel Outdoor Holdings, Inc.(f)		38,911	38,911

Metals & Mining — 0.0%
Ameriforge Group, Inc.		801	13,216
Preferred Proppants LLC(c)(f)		5,738	22,952

			36,168

Software — 0.0%
Avaya Holdings Corp.(f)		19	289

Specialty Retail — 0.0%
NMG Parent LLC		1,330	56,458

Total Common Stocks — 0.1% (Cost: $7,185,358)			267,194

		Par (000)

Corporate Bonds

Aerospace & Defense — 2.3%
Amsted Industries, Inc., 5.63%, 07/01/27(a)	USD	156	165,956
Bombardier, Inc.(a)
8.75%, 12/01/21(g)		779	789,065
5.75%, 03/15/22		108	104,652
6.00%, 10/15/22		8	7,420
6.13%, 01/15/23(g)		338	288,990
7.50%, 12/01/24		135	103,612
7.50%, 03/15/25		33	24,750
7.88%, 04/15/27(g)		712	540,009
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(a)		423	357,435

Security		Par (000)	Value

Aerospace & Defense (continued)
Howmet Aerospace, Inc.
5.87%, 02/23/22(g)	USD	730	$772,121
5.13%, 10/01/24		80	84,800
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)		378	394,617
Moog, Inc., 4.25%, 12/15/27(a)		156	159,518
Rolls-Royce PLC, 0.88%, 05/09/24	EUR	100	101,570
Signature Aviation US Holdings, Inc.(a)
5.38%, 05/01/26	USD	271	273,710
4.00%, 03/01/28		234	217,620
Spirit AeroSystems, Inc., 5.50%, 01/15/25(a)		181	181,000
TransDigm, Inc.(a)(g)
8.00%, 12/15/25		815	886,313
6.25%, 03/15/26		6,032	6,299,187
Triumph Group, Inc., 8.88%, 06/01/24(a)(g)		691	735,915
Wolverine Escrow LLC, 9.00%, 11/15/26(a)		913	753,225

			13,241,485

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(a)		18	19,066

Airlines — 1.2%
American Airlines Pass-Through Trust, 4.95%, 01/15/23(g)		1,727	1,480,822
American Airlines, Inc., 11.75%, 07/15/25(a)		945	911,925
Avianca Holdings SA, 9.00%, 05/10/23(a)(f)(h)		239	37,493
Gol Finance SA, 7.00%, 01/31/25(a)		200	139,404
Latam Finance Ltd., 6.88%, 04/11/24(a)(f)(h)		203	75,173
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(a)		2,016	2,099,160
United Airlines Pass-Through Trust, Series 2015-1, Class A, 3.70%, 12/01/22(g)		2,430	2,276,303

			7,020,280

Auto Components — 0.9%
Aptiv PLC, 4.40%, 10/01/46		240	235,002
Clarios Global LP, 6.75%, 05/15/25(a)		540	568,350
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26	EUR	100	117,392
6.25%, 05/15/26(a)(g)	USD	1,526	1,600,087
8.50%, 05/15/27(a)(g)		1,825	1,884,312
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)		258	263,160
Faurecia SE, 3.75%, 06/15/28	EUR	100	116,538
ZF Finance GmbH
3.00%, 09/21/25		100	114,017
3.75%, 09/21/28		100	113,435

			5,012,293

Automobiles — 1.8%
Allison Transmission, Inc.(a)
5.00%, 10/01/24	USD	100	101,006
5.88%, 06/01/29(g)		451	487,757
Asbury Automotive Group, Inc.(a)
4.50%, 03/01/28		129	129,806
4.75%, 03/01/30		124	124,930
FCE Bank PLC, 1.62%, 05/11/23	EUR	100	112,848
Ford Motor Co.
8.50%, 04/21/23	USD	982	1,070,380
4.35%, 12/08/26		11	10,858
5.29%, 12/08/46		48	45,030
Ford Motor Credit Co. LLC
5.88%, 08/02/21(g)		522	531,788
2.98%, 08/03/22(g)		449	442,265

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
3.35%, 11/01/22	USD	215	$211,775
3.81%, 01/09/24(g)		629	622,710
4.06%, 11/01/24		200	199,750
5.13%, 06/16/25(g)		690	711,562
4.13%, 08/04/25(g)		411	407,061
4.39%, 01/08/26(g)		400	395,436
5.11%, 05/03/29(g)		526	539,150
General Motors Co.
6.13%, 10/01/25		254	295,061
6.80%, 10/01/27(g)		534	650,381
5.00%, 10/01/28		61	68,592
General Motors Financial Co., Inc.
4.38%, 09/25/21(g)		530	546,785
2.75%, 06/20/25		352	360,138
5.65%, 01/17/29		67	78,156
Group 1 Automotive, Inc., 4.00%, 08/15/28(a)		252	247,590
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)		122	120,018
Navistar International Corp., 6.63%, 11/01/25(a)		362	370,145
Nissan Motor Co. Ltd., 4.81%, 09/17/30(a)		305	306,831
Penske Automotive Group, Inc.
3.50%, 09/01/25		243	242,010
5.50%, 05/15/26		32	33,011
Tesla, Inc., 5.30%, 08/15/25(a)(g)		422	436,770
Wabash National Corp., 5.50%, 10/01/25(a)		241	241,000

			10,140,600

Banks — 1.6%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	100	115,926
Banco de Sabadell SA, (5 year EUR Swap + 2.20%), 2.00%, 01/17/30(i)		100	101,579
Banco Espirito Santo SA(f)(h)
4.75%, 01/15/21		100	15,242
4.00%, 01/21/21		100	15,242
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(i)	USD	200	193,188
Banistmo SA, 3.65%, 09/19/22		200	202,500
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	198,813
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(i)(j)		250	248,748
CIT Group, Inc., 5.00%, 08/01/23		382	396,325
Commerzbank AG, (5 year EUR Swap + 4.35%), 4.00%, 12/05/30(i)	EUR	100	119,746
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(i)(j)	USD	250	257,578
Grupo Aval Ltd., 4.38%, 02/04/30(a)		200	192,780
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)(g)		2,442	2,566,378
Itau Unibanco Holding SA, 5.13%, 05/13/23(a)		200	210,812
Santander Holdings USA, Inc., 4.50%, 07/17/25(g)		1,750	1,941,159
Santander UK Group Holdings PLC, 2.88%, 08/05/21(g)		950	969,106
Standard Chartered PLC, (3 mo. LIBOR US + 1.08%), 3.89%, 03/15/24(a)(g)(i)		1,500	1,580,999
Unione di Banche Italiane SpA, (5 year EUR Swap + 5.75%), 5.88%, 03/04/29(i)	EUR	100	129,532

			9,455,653

Security		Par (000)	Value

Banks: Diversified — 0.0%
Encompass Health Corp., 5.75%, 11/01/24	USD	46	$46,069

Beverages — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(g)		800	986,423
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(a)(g)(k)		891	886,367
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27(a)(g)		652	664,388
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(a)		244	254,980
4.13%, 08/15/26(a)(g)		476	482,545
4.75%, 07/15/27	GBP	100	129,322
4.75%, 07/15/27(a)		100	129,322
Ball Corp.
4.88%, 03/15/26	USD	86	95,890
2.88%, 08/15/30(g)		386	381,657
Central American Bottling Corp.
5.75%, 01/31/27(a)		176	182,389
5.75%, 01/31/27		105	108,812
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		34	40,332
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(a)(g)		794	796,811
OI European Group BV, 2.88%, 02/15/25	EUR	100	115,226
Silgan Holdings, Inc., 4.13%, 02/01/28	USD	228	233,130
Trivium Packaging Finance BV
3.75%, 08/15/26	EUR	100	115,758
5.50%, 08/15/26(a)(g)	USD	1,004	1,039,617
8.50%, 08/15/27(a)(g)		1,367	1,473,929

			8,116,898

Biotechnology — 0.0%
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)		76	76,299

Building Materials — 0.6%
Boise Cascade Co., 4.88%, 07/01/30(a)		136	146,200
CEMEX Finance LLC, 4.63%, 06/15/24	EUR	100	119,443
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(a)	USD	219	221,823
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25(a)		351	370,849
Griffon Corp., 5.75%, 03/01/28		87	90,813
James Hardie International Finance DAC, 5.00%, 01/15/28(a)		200	208,500
Jeld-Wen, Inc.(a)
6.25%, 05/15/25		146	155,490
4.63%, 12/15/25		55	55,275
4.88%, 12/15/27		17	17,324
Masonite International Corp.(a)
5.75%, 09/15/26		86	89,655
5.38%, 02/01/28		120	127,972
Norbord, Inc., 6.25%, 04/15/23(a)		152	162,640
Standard Industries, Inc.
2.25%, 11/21/26	EUR	100	111,976
5.00%, 02/15/27(a)	USD	174	180,960
4.75%, 01/15/28(a)		46	47,725
4.38%, 07/15/30(a)(g)		479	491,102

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Materials (continued)
Standard Industries, Inc. (continued)
3.38%, 01/15/31(a)(g)	USD	643	$634,638
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(a)		235	244,694

			3,477,079

Building Products(a) — 0.2%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		262	273,790
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		329	334,757
SRS Distribution, Inc., 8.25%, 07/01/26(g)		466	497,455

			1,106,002

Capital Markets — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22(g)		299	302,160
6.75%, 02/01/24		314	322,093
4.75%, 09/15/24		93	94,163
6.38%, 12/15/25		120	123,356
6.25%, 05/15/26		366	381,555
5.25%, 05/15/27(g)		489	509,440
Intercorp Peru Ltd., 3.88%, 08/15/29(a)		225	222,469
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(k)	EUR	100	117,831
Owl Rock Capital Corp., 5.25%, 04/15/24(g)	USD	88	91,301

			2,164,368

Chemicals — 1.8%
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(a)(g)(k)		656	657,640
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(a)(g)		1,830	1,855,162
Axalta Coating Systems LLC, 4.88%, 08/15/24(a)(g)		608	619,400
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)		170	173,825
Blue Cube Spinco LLC
9.75%, 10/15/23		320	330,000
10.00%, 10/15/25(g)		380	401,850
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(i)		278	279,824
Chemours Co.
6.63%, 05/15/23		259	262,107
7.00%, 05/15/25		20	20,250
Element Solutions, Inc., 3.88%, 09/01/28(a)		1,178	1,155,912
Equate Petrochemical BV, 4.25%, 11/03/26(a)		211	221,113
GCP Applied Technologies, Inc., 5.50%, 04/15/26(a)		165	168,300
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(a)		313	336,475
Minerals Technologies, Inc., 5.00%, 07/01/28(a)		169	174,880
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	119,004
NOVA Chemicals Corp., 4.88%, 06/01/24(a)	USD	67	66,519
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/48(a)		200	224,250
PQ Corp., 5.75%, 12/15/25(a)(g)		543	558,611
Valvoline Inc., 4.38%, 08/15/25		130	133,738
Valvoline, Inc., 4.25%, 02/15/30(a)		200	204,000
Vedanta Resources Finance II PLC, 9.25%, 04/23/26		282	211,500
WESCO Distribution, Inc.(a)(g)
7.13%, 06/15/25		676	736,367
7.25%, 06/15/28		616	674,936

Security		Par (000)	Value

Chemicals (continued)
WR Grace & Co-Conn(a)
5.63%, 10/01/24	USD	216	$229,500
4.88%, 06/15/27		283	292,254
Yingde Gases Investment Ltd., 6.25%, 01/19/23		200	206,563

			10,313,980

Commercial Services & Supplies — 0.7%
ADT Security Corp.
4.13%, 06/15/23		9	9,414
4.88%, 07/15/32(a)(g)		575	580,750
APX Group, Inc.
7.88%, 12/01/22(g)		252	252,000
8.50%, 11/01/24		60	63,300
ASGN, Inc., 4.63%, 05/15/28(a)		109	109,449
Herc Holdings, Inc., 5.50%, 07/15/27(a)		383	396,271
Intertrust Group BV, 3.38%, 11/15/25	EUR	100	119,283
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
5.25%, 04/15/24	USD	141	147,697
5.75%, 04/15/26(g)		320	342,202
3.38%, 08/31/27		386	370,269
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(a)		187	192,610
United Rentals North America, Inc.
4.63%, 10/15/25		269	275,052
5.88%, 09/15/26		17	17,914
5.50%, 05/15/27		339	359,764
3.88%, 11/15/27		200	206,000
5.25%, 01/15/30		161	175,691
4.00%, 07/15/30		152	155,800

			3,773,466

Communications Equipment(a) — 0.4%
Avaya, Inc., 6.13%, 09/15/28		574	585,251
CommScope Technologies LLC, 6.00%, 06/15/25		388	393,257
CommScope, Inc.
5.50%, 03/01/24(g)		749	769,650
6.00%, 03/01/26		358	373,215
8.25%, 03/01/27		39	40,560

			2,161,933

Construction & Engineering — 0.3%
Delhi International Airport Ltd., 6.45%, 06/04/29		200	199,062
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(i)(j)	EUR	100	109,934
frontdoor, Inc., 6.75%, 08/15/26(a)(g)	USD	473	503,745
KBR, Inc., 4.75%, 09/30/28(a)		186	187,163
ServiceMaster Co. LLC, 5.13%, 11/15/24(a)(g)		598	611,455
SPIE SA, 2.63%, 06/18/26	EUR	100	116,073

			1,727,432

Construction Materials(a) — 1.2%
American Builders & Contractors Supply Co., Inc.
5.88%, 05/15/26	USD	412	427,450
4.00%, 01/15/28		581	590,441
Core & Main LP, 6.13%, 08/15/25(g)		1,743	1,765,528
HD Supply, Inc., 5.38%, 10/15/26(g)		1,956	2,046,054
IAA, Inc., 5.50%, 06/15/27		372	387,345
KAR Auction Services, Inc., 5.13%, 06/01/25		380	379,993
Picasso Finance Sub, Inc., 6.13%, 06/15/25(g)		499	537,493
Williams Scotsman International, Inc., 4.63%, 08/15/28		243	243,982

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials (continued)
Winnebago Industries, Inc., 6.25%, 07/15/28	USD	137	$144,535
Wolverine Escrow LLC, 8.50%, 11/15/24		256	209,920

			6,732,741

Consumer Discretionary — 0.2%
Carnival Corp.
11.50%, 04/01/23(a)		281	314,901
10.13%, 02/01/26	EUR	100	124,472
Nielsen Finance LLC/Nielsen Finance Co.(a)
5.63%, 10/01/28	USD	479	495,430
5.88%, 10/01/30		271	280,485

			1,215,288

Consumer Finance — 1.7%
Equifax, Inc., 2.60%, 12/15/25		59	62,990
Husky III Holding Ltd., (13.00% Cash or 13.00% PIK), 13.00%, 02/15/25(a)(k)		524	542,340
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(a)(g)		714	733,528
Muthoot Finance Ltd.
6.13%, 10/31/22(a)		427	433,538
4.40%, 09/02/23		200	195,062
Navient Corp.
5.00%, 10/26/20		310	310,000
7.25%, 09/25/23		129	133,192
6.13%, 03/25/24		86	86,645
5.88%, 10/25/24		82	81,539
5.00%, 03/15/27		258	242,270
OneMain Finance Corp.
6.13%, 05/15/22		70	72,625
6.88%, 03/15/25		226	250,787
7.13%, 03/15/26		374	417,833
6.63%, 01/15/28		221	245,266
5.38%, 11/15/29		78	81,120
PayPal Holdings, Inc., 1.65%, 06/01/25		162	167,786
Refinitiv US Holdings, Inc.(a)
4.50%, 05/15/26	EUR	400	490,150
6.25%, 05/15/26(g)	USD	1,444	1,545,080
8.25%, 11/15/26(g)		972	1,064,340
Sabre GLBL, Inc.(a)
5.25%, 11/15/23		43	42,032
7.38%, 09/01/25		252	254,520
Verscend Escrow Corp., 9.75%, 08/15/26(a)(g)		1,758	1,911,456
WEX, Inc., 4.75%, 02/01/23(a)		203	203,254

			9,567,353

Containers & Packaging — 0.4%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30		200	211,500
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		196	202,860
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(g)		523	542,612
Graham Packaging Co., Inc., 7.13%, 08/15/28(a)		60	62,475
Graphic Packaging International LLC(a)
4.75%, 07/15/27		89	96,343
3.50%, 03/15/28		118	117,705
3.50%, 03/01/29		109	109,681
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(a)		132	133,855
Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)		201	211,050
LABL Escrow Issuer LLC, 6.75%, 07/15/26(a)		380	400,900
Sealed Air Corp.(a) 5.13%, 12/01/24		46	49,824

Security		Par (000)	Value

Containers & Packaging (continued)
Sealed Air Corp.(a) (continued)
6.88%, 07/15/33	USD	44	$56,430
Suzano Austria GmbH, 3.75%, 01/15/31		105	104,895

			2,300,130

Diversified Consumer Services — 0.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(a)(g)
6.63%, 07/15/26		1,998	2,127,870
9.75%, 07/15/27		550	597,586
Ascend Learning LLC(a)
6.88%, 08/01/25(g)		690	702,220
6.88%, 08/01/25		317	326,050
Garda World Security Corp.(a)
4.63%, 02/15/27		267	268,335
9.50%, 11/01/27(g)		136	142,800
Graham Holdings Co., 5.75%, 06/01/26(a)		211	222,077
Laureate Education, Inc., 8.25%, 05/01/25(a)		114	120,840
Service Corp. International
5.13%, 06/01/29		238	263,735
3.38%, 08/15/30(g)		263	263,329

			5,034,842

Diversified Financial Services — 1.9%
Ally Financial, Inc., 8.00%, 11/01/31(g)		1,543	2,112,559
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	121,729
Barclays PLC(g)
3.65%, 03/16/25	USD	3,600	3,882,900
5.20%, 05/12/26		200	221,750
Citigroup, Inc., Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(g)(i)(j)		620	599,075
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	100	108,100
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(a)(k)	USD	215	114,322
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(g)(i)(j)		730	730,219
HSBC Holdings PLC, 4.38%, 11/23/26(g)		395	435,678
Intrum AB, 3.00%, 09/15/27	EUR	100	101,857
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(a)
5.25%, 03/15/22	USD	23	22,547
4.25%, 02/01/27(g)		315	272,475
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(g)(i)(j)		450	469,688
Manappuram Finance Ltd., 5.90%, 01/13/23		200	195,625
Morgan Stanley, 4.00%, 07/23/25(g)		965	1,090,691
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)		300	274,688
Spectrum Brands, Inc.(a)
5.00%, 10/01/29		178	184,675
5.50%, 07/15/30		154	162,470

			11,101,048

Diversified Telecommunication Services — 2.2%
Axtel SAB de CV, 6.38%, 11/14/24(a)		200	207,750
CenturyLink, Inc.(g)
5.13%, 12/15/26(a)		1,047	1,075,677
4.00%, 02/15/27(a)		434	440,905
Series P, 7.60%, 09/15/39		322	363,821
Series U, 7.65%, 03/15/42		391	436,942
Series W, 6.75%, 12/01/23		512	561,280
Series Y, 7.50%, 04/01/24		516	577,714

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Cincinnati Bell, Inc.(a)
7.00%, 07/15/24	USD	144	$148,232
8.00%, 10/15/25		67	70,769
Consolidated Communications, Inc., 6.50%, 10/01/28(a)(l)		202	206,040
Frontier Communications Corp.(a)
8.50%, 04/01/26		202	203,616
8.00%, 04/01/27		1,488	1,482,859
Intelsat Jackson Holdings SA, 8.00%, 02/15/24(a)(g)		476	483,140
Level 3 Financing, Inc.
5.38%, 05/01/25		90	92,791
5.25%, 03/15/26(g)		865	896,097
4.63%, 09/15/27(a)		143	146,932
4.25%, 07/01/28(a)(g)		820	832,562
3.63%, 01/15/29(a)		432	426,600
Oi SA, (10% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(k)		220	211,372
SoftBank Group Corp.
4.50%, 04/20/25	EUR	100	122,908
4.75%, 07/30/25		100	124,866
5.00%, 04/15/28		100	124,059
Sprint Capital Corp.
6.88%, 11/15/28(g)	USD	805	1,006,250
8.75%, 03/15/32		243	355,706
Switch Ltd., 3.75%, 09/15/28(a)		316	319,160
Telecom Italia Capital SA
6.38%, 11/15/33		222	264,180
6.00%, 09/30/34		432	501,120
7.20%, 07/18/36		98	123,598
7.72%, 06/04/38		173	230,090
Telecom Italia SpA
4.00%, 04/11/24	EUR	150	186,420
5.30%, 05/30/24(a)(g)	USD	400	433,000
Verizon Communications, Inc., 3.38%, 02/15/25(g)		156	173,872

			12,830,328

Electric Utilities — 0.6%
Black Hills Corp., 3.15%, 01/15/27(g)		305	327,125
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(a)		275	274,615
Enel Finance International NV, 3.63%, 05/25/27(a)(g)		900	1,000,770
Energuate Trust, 5.88%, 05/03/27(a)		200	207,687
Exelon Corp., 3.40%, 04/15/26(g)		140	156,753
NextEra Energy Operating Partners LP(a)
4.25%, 07/15/24(g)		528	550,546
4.25%, 09/15/24		101	105,293
4.50%, 09/15/27		39	41,633
PG&E Corp., 5.25%, 07/01/30		339	327,982
Pike Corp., 5.50%, 09/01/28(a)		250	251,547
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20(c)(f)		300	—

			3,243,951

Electrical Equipment — 0.1%
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(a)		316	325,730

Electronic Equipment, Instruments & Components — 0.4%
BWX Technologies, Inc.(a)
5.38%, 07/15/26		209	217,099
4.13%, 06/30/28		251	256,647
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24(g)		462	504,157

Security		Par (000)	Value

Electronic Equipment, Instruments & Components (continued)
CDW LLC/CDW Finance Corp. (continued)
4.13%, 05/01/25	USD	221	$228,183
3.25%, 02/15/29(g)		397	395,511
Energizer Holdings, Inc.(a)
6.38%, 07/15/26		90	96,768
7.75%, 01/15/27(g)		121	132,193
4.75%, 06/15/28		318	329,098
4.38%, 03/31/29		19	19,190
Itron, Inc., 5.00%, 01/15/26(a)		25	25,625
Xerox Corp., 4.80%, 03/01/35		203	193,865

			2,398,336

Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.(a)
6.88%, 04/01/27		147	140,808
6.25%, 04/01/28		28	26,390
ChampionX Corp., 6.38%, 05/01/26		239	228,290
Halliburton Co., 3.80%, 11/15/25(g)		7	7,606
Odebrecht Oil & Gas Finance Ltd., 0.00%(a)(j)(m)		43	43
Pioneer Energy Services Corp.(a)(c)(k)
(11.00% PIK), 11.00%, 05/15/25		113	90,588
(5.00% PIK), 5.00%, 11/15/25		76	41,074
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		336	333,060
6.88%, 09/01/27(g)		503	498,785

			1,366,644

Environmental, Maintenance, & Security Service — 0.6%
Advanced Disposal Services, Inc., 5.63%, 11/15/24(a)		147	151,594
Clean Harbors, Inc.(a)(g)
4.88%, 07/15/27		250	259,375
5.13%, 07/15/29		172	186,598
Covanta Holding Corp., 5.00%, 09/01/30		91	91,846
GFL Environmental, Inc.(a)
4.25%, 06/01/25		86	86,860
3.75%, 08/01/25		266	267,470
7.00%, 06/01/26(g)		566	596,677
5.13%, 12/15/26(g)		592	611,299
8.50%, 05/01/27		233	252,805
Tervita Corp., 7.63%, 12/01/21(a)		343	312,988
Waste Pro USA, Inc., 5.50%, 02/15/26(a)(g)		471	476,647

			3,294,159

Equity Real Estate Investment Trusts (REITs) — 2.3%
AvalonBay Communities, Inc., 3.45%, 06/01/25(g)		1,245	1,379,544
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(a)		141	111,118
ERP Operating LP, 3.38%, 06/01/25(g)		1,015	1,123,375
Fortune Star BVI Ltd.
6.88%, 01/31/21		200	201,500
5.95%, 01/29/23		200	202,687
6.75%, 07/02/23		250	257,812
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28(a)		99	104,321
Hilton Domestic Operating Co., Inc.
4.25%, 09/01/24		337	335,315
5.38%, 05/01/25(a)		145	151,424
5.13%, 05/01/26(g)		697	717,401
4.88%, 01/15/30(g)		1,077	1,109,310

6

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25	USD	30	$30,300
Iron Mountain, Inc.(a)
4.88%, 09/15/29		32	32,560
5.25%, 07/15/30(g)		654	681,795
4.50%, 02/15/31		89	89,837
5.63%, 07/15/32(g)		469	495,264
LMIRT Capital Pte Ltd., 7.25%, 06/19/24		229	208,819
Marriott International, Inc., Series EE, 5.75%, 05/01/25		178	198,652
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		40	41,069
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24(g)		1,334	1,414,414
4.50%, 09/01/26(g)		637	646,246
5.75%, 02/01/27		27	29,093
4.50%, 01/15/28		432	440,100
MPT Operating Partnership LP/MPT Finance Corp.(g)
5.00%, 10/15/27		1,045	1,089,621
4.63%, 08/01/29		456	474,454
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27(g)		542	499,681
Starwood Property Trust, Inc., 5.00%, 12/15/21		234	231,660
Trust Fibra Uno, 6.95%, 01/30/44		200	212,875
Ventas Realty LP, 4.13%, 01/15/26(g)		650	730,355
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)		187	181,390

			13,421,992

Food & Staples Retailing — 1.6%
Albertsons Cos., Inc.
5.75%, 03/15/25		56	57,767
7.50%, 03/15/26(a)(g)		107	117,383
5.88%, 02/15/28(a)		320	341,600
4.88%, 02/15/30(a)		246	256,455
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)(g)		731	747,952
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC, 3.25%, 03/15/26(a)		582	577,530
BRF GmbH, 4.35%, 09/29/26		200	206,812
Cydsa SAB de CV, 6.25%, 10/04/27(a)		252	253,969
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)		200	193,125
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24		200	206,437
Kraft Heinz Foods Co.
3.88%, 05/15/27(a)		57	60,375
4.25%, 03/01/31(a)(g)		709	777,880
5.00%, 07/15/35		127	146,240
6.88%, 01/26/39		233	312,094
4.63%, 10/01/39(a)		77	81,747
6.50%, 02/09/40		155	196,992
5.00%, 06/04/42		129	141,271
5.20%, 07/15/45		351	383,725
4.38%, 06/01/46		377	387,340
4.88%, 10/01/49(a)(g)		1,029	1,085,922
5.50%, 06/01/50(a)(g)		1,280	1,466,951
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(a)(g)		313	338,040
Post Holdings, Inc.(a)
5.75%, 03/01/27		253	265,966

Security		Par (000)	Value

Food & Staples Retailing (continued)
Post Holdings, Inc.(a) (continued)
5.63%, 01/15/28	USD	73	$77,460
5.50%, 12/15/29		230	246,100
4.63%, 04/15/30(g)		391	402,241

			9,329,374

Food Products(a) — 0.9%
Aramark Services, Inc.
5.00%, 04/01/25(g)		623	631,971
6.38%, 05/01/25		243	253,127
5.00%, 02/01/28(g)		658	662,935
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(g)		416	430,049
Darling Ingredients, Inc., 5.25%, 04/15/27		254	266,700
Grupo Bimbo SAB de CV, (5 year CMT + 3.28%), 5.95%(i)(j)		200	209,281
JBS USA LUX SA/JBS USA Finance, Inc.
5.88%, 07/15/24		206	210,058
5.75%, 06/15/25(g)		1,006	1,034,721
6.75%, 02/15/28		361	391,685
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(g)		553	613,814
MHP Lux SA, 6.25%, 09/19/29		200	190,000
Minerva Luxembourg SA, 6.50%, 09/20/26		200	207,750
Simmons Foods, Inc., 7.75%, 01/15/24		270	282,825

			5,384,916

Health Care Equipment & Supplies(a) — 0.9%
Avantor Funding, Inc., 4.63%, 07/15/28(g)		959	994,962
Avantor, Inc., 6.00%, 10/01/24(g)		1,767	1,846,515
Hologic, Inc.
4.38%, 10/15/25		57	58,283
4.63%, 02/01/28		206	216,378
3.25%, 02/15/29		135	135,844
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA(g)
7.38%, 06/01/25		589	597,835
7.25%, 02/01/28		1,177	1,224,080

			5,073,897

Health Care Providers & Services — 3.7%
Acadia Healthcare Co, Inc., 5.50%, 07/01/28(a)		204	209,817
Acadia Healthcare Co., Inc.
5.63%, 02/15/23		33	33,206
5.00%, 04/15/29(a)(l)		120	121,050
AdaptHealth LLC, 6.13%, 08/01/28(a)		147	152,174
AHP Health Partners, Inc., 9.75%, 07/15/26(a)		227	243,458
Centene Corp.
5.25%, 04/01/25(a)(g)		310	322,168
5.38%, 06/01/26(a)(g)		336	354,060
5.38%, 08/15/26(a)		343	363,297
4.25%, 12/15/27(g)		517	541,004
4.63%, 12/15/29(g)		1,535	1,655,743
3.38%, 02/15/30(g)		76	78,850
3.00%, 10/15/30(l)		258	263,212
CHS/Community Health Systems, Inc.(a)
8.63%, 01/15/24(g)		680	676,600
6.63%, 02/15/25		255	246,713
8.00%, 03/15/26(g)		1,123	1,103,909
Encompasss Health Corp. , 4.63%, 04/01/31		102	102,000

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
HCA, Inc.
5.38%, 02/01/25(g)	USD	490	$536,550
5.88%, 02/15/26		46	51,520
5.38%, 09/01/26(g)		430	475,150
5.63%, 09/01/28(g)		692	791,613
5.88%, 02/01/29(g)		547	637,255
3.50%, 09/01/30(g)		1,233	1,256,279
5.50%, 06/15/47(g)		650	804,674
LifePoint Health, Inc.(a)
6.75%, 04/15/25		190	199,975
4.38%, 02/15/27		217	217,271
Molina Healthcare, Inc.
5.38%, 11/15/22		172	179,740
4.88%, 06/15/25(a)		68	69,360
4.38%, 06/15/28(a)		258	263,289
Phoenix PIB Dutch Finance BV, 2.38%, 08/05/25	EUR	100	118,103
Polaris Intermediate Corp., (8.50% Cash or 9.25% PIK), 8.50%, 12/01/22(a)(g)(k)	USD	432	440,138
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health Inc., 9.75%, 12/01/26(a)		33	35,063
Surgery Center Holdings, Inc.(a)
6.75%, 07/01/25(g)		611	607,945
10.00%, 04/15/27		336	357,840
Teleflex, Inc.
4.88%, 06/01/26		87	89,828
4.63%, 11/15/27		58	61,045
4.25%, 06/01/28(a)		413	427,455
Tenet Healthcare Corp.
8.13%, 04/01/22(g)		615	683,818
4.63%, 07/15/24(g)		514	516,570
4.63%, 09/01/24(a)(g)		367	369,980
7.50%, 04/01/25(a)		181	194,575
4.88%, 01/01/26(a)(g)		1,534	1,561,857
6.25%, 02/01/27(a)(g)		169	174,443
5.13%, 11/01/27(a)(g)		959	985,085
4.63%, 06/15/28(a)		143	145,059
6.13%, 10/01/28(a)(g)		430	418,175
UnitedHealth Group, Inc., 3.75%, 07/15/25(g)		1,470	1,677,816
Vizient, Inc., 6.25%, 05/15/27(a)		407	426,333

			21,241,065

Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a)(g)		791	802,311

Hotels, Restaurants & Leisure — 4.2%
1011778 BC ULC/New Red Finance, Inc.(a)
4.25%, 05/15/24		10	10,185
5.75%, 04/15/25		236	251,930
5.00%, 10/15/25(g)		1,384	1,419,098
3.88%, 01/15/28		423	430,952
4.38%, 01/15/28		302	307,980
4.00%, 10/15/30(l)		63	63,486
Boyd Gaming Corp.
8.63%, 06/01/25(a)		97	106,339
6.38%, 04/01/26		146	152,014
6.00%, 08/15/26		112	115,500
4.75%, 12/01/27		179	175,644
Boyne USA, Inc., 7.25%, 05/01/25(a)		254	266,700
Caesars Entertainment, Inc.(a)(g)
6.25%, 07/01/25		1,466	1,532,329

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.(a)(g) (continued)
8.13%, 07/01/27	USD	876	$928,560
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(a)(g)		478	492,937
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(a)(g)		504	519,120
Churchill Downs, Inc.(a)
5.50%, 04/01/27(g)		899	938,376
4.75%, 01/15/28		358	359,790
Cirsa Finance International Sarl, 4.75%, 05/22/25	EUR	100	101,182
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25(g)	USD	333	361,578
5.38%, 04/15/26		174	192,844
Golden Nugget, Inc., 6.75%, 10/15/24(a)(g)		1,462	1,220,770
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
5.00%, 06/01/24		35	35,886
5.25%, 06/01/26(g)		368	382,352
Las Vegas Sands Corp.
2.90%, 06/25/25		52	51,934
3.50%, 08/18/26		47	47,628
3.90%, 08/08/29		43	42,992
McDonald’s Corp., 3.70%, 01/30/26(g)		405	461,302
Melco Resorts Finance Ltd., 5.25%, 04/26/26		250	252,500
MGM China Holdings Ltd., 5.88%, 05/15/26		250	258,750
MGM Resorts International
7.75%, 03/15/22(g)		575	606,079
6.00%, 03/15/23		416	431,560
5.75%, 06/15/25		29	30,415
Powdr Corp., 6.00%, 08/01/25(a)		179	183,028
Scientific Games International, Inc.
8.63%, 07/01/25(a)		203	211,825
5.00%, 10/15/25(a)(g)		867	871,335
3.38%, 02/15/26	EUR	100	111,383
8.25%, 03/15/26(a)(g)	USD	495	516,825
7.00%, 05/15/28(a)		174	174,426
7.25%, 11/15/29(a)		51	51,765
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(a)(g)		753	801,004
Spirit Issuer PLC, Series A5, 5.47%, 12/28/34	GBP	4,500	6,067,562
Stonegate Pub Co. Financing 2019 PLC, 8.25%, 07/31/25		100	119,350
Studio City Finance Ltd., 7.25%, 02/11/24	USD	250	257,762
Vail Resorts, Inc., 6.25%, 05/15/25(a)		154	163,433
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)		192	178,560
Wynn Macau Ltd., 5.50%, 10/01/27		200	195,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(a)
7.75%, 04/15/25		239	253,121
5.13%, 10/01/29		446	424,815
Yum! Brands, Inc.
7.75%, 04/01/25(a)(g)		426	472,455
4.75%, 01/15/30(a)(g)		472	509,760
3.63%, 03/15/31		130	130,000
5.35%, 11/01/43		71	74,905

			24,317,526

8

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables — 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.(a)
6.25%, 09/15/27	USD	217	$218,828
4.88%, 02/15/30		340	318,243
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(a)		232	244,760
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)		200	223,540
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(a)		307	310,070
Lennar Corp.
8.38%, 01/15/21		134	136,345
4.88%, 12/15/23		122	131,302
4.75%, 05/30/25(g)		313	341,603
5.25%, 06/01/26		28	31,430
4.75%, 11/29/27(g)		427	487,527
Mattamy Group Corp., 4.63%, 03/01/30(a)		233	235,936
MDC Holdings, Inc., 6.00%, 01/15/43		122	147,620
Meritage Homes Corp., 5.13%, 06/06/27		50	55,375
NCR Corp.(a)
5.75%, 09/01/27		220	230,008
5.00%, 10/01/28		110	110,088
6.13%, 09/01/29		92	97,421
5.25%, 10/01/30		111	111,000
PulteGroup, Inc.
5.00%, 01/15/27		24	27,150
7.88%, 06/15/32		21	28,875
6.38%, 05/15/33(g)		469	589,767
Taylor Morrison Communities, Inc.(a)
5.88%, 06/15/27		264	290,400
5.13%, 08/01/30		149	158,685
Tempur Sealy International, Inc., 5.50%, 06/15/26		180	186,831
Toll Brothers Finance Corp., 4.35%, 02/15/28		12	13,020
TRI Pointe Group, Inc., 5.25%, 06/01/27		15	16,013
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/24		11	11,880

			4,753,717

Household Products — 0.0%
ACCO Brands Corp., 5.25%, 12/15/24(a)		85	87,019
Berkline Benchcraft LLC, 4.50%, 06/01/20(c)(f)(h)		200	—

			87,019

Independent Power and Renewable Electricity Producers — 1.4%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energ, 6.25%, 12/10/24		200	214,500
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24		200	208,313
Calpine Corp.(a)
5.25%, 06/01/26(g)		718	745,916
4.50%, 02/15/28(g)		581	595,025
5.13%, 03/15/28(g)		1,354	1,401,390
4.63%, 02/01/29		542	540,984
5.00%, 02/01/31		555	565,711
Clearway Energy Operating LLC
5.75%, 10/15/25		214	224,700
4.75%, 03/15/28(a)(g)		453	467,722
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/21		200	202,000
Greenko Dutch BV, 5.25%, 07/24/24		200	203,438
Greenko Mauritius Ltd., 6.25%, 02/21/23		200	204,500
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26		200	207,000
NRG Energy, Inc.
6.63%, 01/15/27(g)		898	949,635

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc. (continued)
5.75%, 01/15/28	USD	63	$67,961
5.25%, 06/15/29(a)(g)		306	332,775
ReNew Power Synthetic, 6.67%, 03/12/24		200	206,250
TerraForm Power Operating LLC(a)
4.25%, 01/31/23		184	188,578
5.00%, 01/31/28		96	105,089
4.75%, 01/15/30		245	259,087

			7,890,574

Insurance — 1.5%
Acrisure LLC/Acrisure Finance, Inc., 8.13%, 02/15/24(a)		84	87,990
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(a)(g)		1,289	1,352,316
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(g)		360	389,772
AmWINS Group, Inc., 7.75%, 07/01/26(a)		297	317,790
Aon PLC, 3.88%, 12/15/25(g)		1,115	1,278,150
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(i)(j)		306	328,185
Assicurazioni Generali SpA, (3 mo. Euribor + 5.35%), 5.50%, 10/27/47(i)	EUR	100	137,616
Global Atlantic Fin Co., 8.63%, 04/15/21(a)(g)	USD	750	774,137
GTCR AP Finance, Inc., 8.00%, 05/15/27(a)		355	374,525
HUB International Ltd., 7.00%, 05/01/26(a)(g)		1,418	1,469,402
Lincoln National Corp., 3.35%, 03/09/25(g)		845	924,514
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (3 mo. Euribor + 3.50%), 6.00%, 05/26/41(i)	EUR	400	484,918
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(a)(g)(i)	USD	595	633,695
Unipol Gruppo SpA, 3.25%, 09/23/30	EUR	100	118,462

			8,671,472

Interactive Media & Services — 0.6%
21Vianet Group, Inc., 7.88%, 10/15/21	USD	200	204,250
Cablevision Lightpath LLC(a)
3.88%, 09/15/27		200	200,000
5.63%, 09/15/28		200	202,940
Netflix, Inc.
3.63%, 06/15/25(a)		96	100,284
4.88%, 04/15/28		109	121,807
5.88%, 11/15/28(g)		730	871,040
5.38%, 11/15/29(a)(g)		793	934,669
3.63%, 06/15/30	EUR	100	126,918
4.88%, 06/15/30(a)(g)	USD	536	611,040
Twitter, Inc., 3.88%, 12/15/27(a)		129	132,547
United Group BV, 3.63%, 02/15/28	EUR	100	110,023

			3,615,518

Internet Software & Services(a) — 0.8%
Expedia Group, Inc.
3.60%, 12/15/23	USD	325	332,056
6.25%, 05/01/25(g)		1,067	1,176,804
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27		303	315,293
Match Group Holdings II LLC
4.63%, 06/01/28		186	191,580
5.63%, 02/15/29		177	190,717
4.13%, 08/01/30		230	232,659

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Internet Software & Services (continued)
TripAdvisor, Inc., 7.00%, 07/15/25	USD	44	$45,870
Uber Technologies, Inc.
7.50%, 11/01/23(g)		280	291,676
7.50%, 05/15/25(g)		724	771,487
8.00%, 11/01/26(g)		129	137,487
7.50%, 09/15/27(g)		344	368,080
6.25%, 01/15/28		318	326,650

			4,380,359

IT Services(a) — 1.3%
Banff Merger Sub, Inc., 9.75%, 09/01/26(g)		1,511	1,597,278
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(g)		419	430,124
BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, 01/31/26(g)		731	744,249
Camelot Finance SA, 4.50%, 11/01/26(g)		679	692,580
Castle U.S. Holding Corp., 9.50%, 02/15/28		534	509,303
Dun & Bradstreet Corp.(g)
6.88%, 08/15/26		995	1,068,680
10.25%, 02/15/27		297	335,610
Fair Isaac Corp., 4.00%, 06/15/28		169	174,281
Presidio Holdings, Inc., 4.88%, 02/01/27		278	280,780
Rackspace Technology Global, Inc., 8.63%, 11/15/24(g)		262	274,366
Science Applications International Corp., 4.88%, 04/01/28		254	257,884
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(g)		934	953,250

			7,318,385

Leisure Products — 0.2%
Mattel, Inc.
6.75%, 12/31/25(a)(g)		654	689,970
5.88%, 12/15/27(a)		293	315,341
6.20%, 10/01/40		24	23,255
5.45%, 11/01/41		116	108,473

			1,137,039

Machinery — 0.6%
Colfax Corp.(a)
6.00%, 02/15/24(g)		432	447,660
6.38%, 02/15/26		170	180,200
Mueller Water Products, Inc., 5.50%, 06/15/26(a)		336	346,920
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(a)		353	357,854
Stevens Holding Co., Inc., 6.13%, 10/01/26(a)		167	178,690
Terex Corp., 5.63%, 02/01/25(a)(g)		324	324,810
Titan Acquisition Ltd/Titan Co-Borrower LLC, 7.75%, 04/15/26(a)(g)		659	655,705
Vertical Holdco GmbH, 7.63%, 07/15/28(a)		200	211,375
Vertical Midco GmbH, 4.38%, 07/15/27	EUR	100	119,062
Vertical US Newco, Inc., 5.25%, 07/15/27(a)	USD	394	409,470

			3,231,746

Media — 8.8%
Altice Financing SA
7.50%, 05/15/26(a)(g)		1,143	1,209,900
3.00%, 01/15/28	EUR	100	108,665
5.00%, 01/15/28(a)	USD	378	367,132
Altice France Holding SA
8.00%, 05/15/27	EUR	100	124,280
10.50%, 05/15/27(a)(g)	USD	1,473	1,636,871
6.00%, 02/15/28(a)		382	364,348
AMC Networks, Inc., 4.75%, 08/01/25		222	229,480
Block Communications, Inc., 4.88%, 03/01/28(a)		128	130,560

Security		Par (000)	Value

Media (continued)
Cable Onda SA, 4.50%, 01/30/30	USD	215	$224,003
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
5.13%, 05/01/27(g)		680	715,510
5.88%, 05/01/27(g)		349	366,415
5.00%, 02/01/28		34	35,700
5.38%, 06/01/29(g)		1,248	1,352,520
4.75%, 03/01/30		147	155,636
4.50%, 08/15/30(g)		1,300	1,365,058
4.25%, 02/01/31(g)		860	891,357
4.50%, 05/01/32(g)		1,047	1,092,806
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25(g)		2,425	2,803,840
Clear Channel International BV, 6.63%, 08/01/25(a)		384	392,755
Clear Channel Worldwide Holdings, Inc.(g)
9.25%, 02/15/24		811	786,183
5.13%, 08/15/27(a)		1,774	1,703,483
Comcast Corp., 3.95%, 10/15/25(g)		3,000	3,443,381
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(a)(g)		2,066	2,072,508
CSC Holdings LLC
6.75%, 11/15/21		187	196,116
5.25%, 06/01/24		123	131,918
6.50%, 02/01/29(a)(g)		865	959,069
5.75%, 01/15/30(a)(g)		862	915,875
4.13%, 12/01/30(a)(g)		597	608,492
4.63%, 12/01/30(a)		1,446	1,456,845
3.38%, 02/15/31(a)(g)		465	450,236
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(a)(g)		590	417,425
Discovery Communications LLC(g)
3.25%, 04/01/23		1,490	1,554,192
3.45%, 03/15/25		170	185,917
DISH DBS Corp.
6.75%, 06/01/21(g)		627	642,675
5.88%, 07/15/22(g)		1,396	1,451,840
5.00%, 03/15/23		358	365,160
7.75%, 07/01/26(g)		471	517,799
DISH Network Corp.
2.38%, 03/15/24		312	280,784
3.38%, 08/15/26		385	353,429
Entercom Media Corp., 6.50%, 05/01/27(a)		286	248,820
GCI LLC(a)
6.63%, 06/15/24		153	164,108
4.75%, 10/15/28(l)		89	90,113
Hughes Satellite Systems Corp., 5.25%, 08/01/26		177	188,179
iHeartCommunications, Inc.
6.38%, 05/01/26		264	275,207
5.25%, 08/15/27(a)		122	118,950
4.75%, 01/15/28(a)		78	73,511
Lamar Media Corp.
5.75%, 02/01/26		124	128,030
4.00%, 02/15/30(a)		126	126,000
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)(g)		600	627,000
Liberty Broadband Corp., 2.75%, 09/30/50(a)		641	689,542
Lions Gate Capital Holdings LLC(a)
6.38%, 02/01/24		25	24,750
5.88%, 11/01/24		171	168,008
Live Nation Entertainment, Inc., 6.50%, 05/15/27(a)(g)		966	1,042,546

10

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Meredith Corp., 6.88%, 02/01/26	USD	56	$46,760
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(a)		177	181,868
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(i)(j)		250	248,516
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)		413	402,675
Qualitytech LP/QTS Finance Corp.(a)
4.75%, 11/15/25		146	151,431
3.88%, 10/01/28(l)		295	296,947
Radiate Holdco LLC/Radiate Finance, Inc.(a)
4.50%, 09/15/26		919	918,807
6.50%, 09/15/28		1,424	1,459,262
Sable International Finance Ltd., 5.75%, 09/07/27(a)		200	208,576
Sirius XM Radio, Inc.(a)
5.00%, 08/01/27		170	177,225
5.50%, 07/01/29(g)		887	951,307
4.13%, 07/01/30		414	421,762
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	114,924
TEGNA, Inc., 5.50%, 09/15/24(a)	USD	66	28,516
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(a)		200	210,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(a)		332	333,345
Terrier Media Buyer, Inc., 8.88%, 12/15/27(a)(g)		490	493,675
Univision Communications, Inc.(a)
5.13%, 02/15/25		133	126,018
6.63%, 06/01/27		132	128,865
Videotron Ltd., 5.13%, 04/15/27(a)		439	461,828
Virgin Media Secured Finance PLC(a)
5.50%, 08/15/26		200	208,500
5.50%, 05/15/29		400	429,380
4.50%, 08/15/30		346	355,494
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(g)		754	752,115
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	100	114,900
WMG Acquisition Corp.(a)
5.50%, 04/15/26	USD	166	172,225
3.88%, 07/15/30		200	206,239
3.00%, 02/15/31		66	64,169
Zayo Group Holdings, Inc.(a)(g)
4.00%, 03/01/27		2,639	2,597,370
6.13%, 03/01/28		1,278	1,319,152
Ziggo Bond Co. BV(a)
6.00%, 01/15/27		199	205,716
5.13%, 02/28/30		225	227,767
Ziggo BV
4.25%, 01/15/27	EUR	90	109,557
5.50%, 01/15/27(a)(g)	USD	599	627,452
4.88%, 01/15/30(a)		200	207,000

			50,984,270

Metals & Mining — 2.0%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		250	256,248
Arconic Corp.(a)
6.00%, 05/15/25		360	384,453
6.13%, 02/15/28		222	227,966
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)		722	730,050
Constellium SE(a)
5.75%, 05/15/24(g)		506	514,855
6.63%, 03/01/25(g)		1,269	1,298,346
5.88%, 02/15/26(g)		838	859,822

Security		Par (000)	Value

Metals & Mining (continued)
Constellium SE(a) (continued)
5.63%, 06/15/28	USD	250	$255,175
Freeport-McMoRan, Inc.
4.38%, 08/01/28		494	510,774
4.63%, 08/01/30		507	533,085
5.40%, 11/14/34		161	178,106
5.45%, 03/15/43		1,336	1,481,330
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24(a)		200	217,250
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)		371	375,637
HTA Group Ltd., 7.00%, 12/18/25(a)		200	208,500
JSW Steel Ltd., 5.95%, 04/18/24		200	205,800
Kaiser Aluminum Corp.(a)
6.50%, 05/01/25		103	106,171
4.63%, 03/01/28		66	61,545
New Gold, Inc., 7.50%, 07/15/27(a)		430	457,950
Nexa Resources SA, 5.38%, 05/04/27(a)		237	246,776
Novelis Corp.(a)(g)
5.88%, 09/30/26		502	515,805
4.75%, 01/30/30		881	865,336
thyssenkrupp AG
1.88%, 03/06/23	EUR	43	47,038
2.88%, 02/22/24		84	92,355
Usiminas International Sarl, 5.88%, 07/18/26(a)	USD	200	203,687
Vale Overseas Ltd.
6.25%, 08/10/26		63	74,498
3.75%, 07/08/30		155	159,224
Vedanta Resources Finance II PLC, 8.00%, 04/23/23		313	245,803

			11,313,585

Multiline Retail — 0.1%
Dufry One BV, 2.00%, 02/15/27	EUR	100	97,401
Future Retail Ltd., 5.60%, 01/22/25	USD	200	168,952
Nordstrom, Inc., 8.75%, 05/15/25(a)		136	149,036

			415,389

Multi-Utilities — 0.3%
Brooklyn Union Gas Co., 3.41%, 03/10/26(a)(g)		1,475	1,645,732

Office Supplies & Equipment — 0.1%
BY Crown Parent LLC, 7.38%, 10/15/24(a)(g)		758	769,370

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc., 3.90%, 10/01/25(g)		285	326,863
Entegris, Inc.(a)
4.63%, 02/10/26		190	194,275
4.38%, 04/15/28		231	237,352

			758,490

Oil, Gas & Consumable Fuels — 7.5%
Apache Corp.
4.88%, 11/15/27		211	199,395
5.10%, 09/01/40		237	212,263
5.25%, 02/01/42		30	26,850
4.75%, 04/15/43		321	285,489
4.25%, 01/15/44		184	156,400
5.35%, 07/01/49		72	63,540
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(a)		489	481,665
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(m)		149	111,226
Brand Industrial Services, Inc., 8.50%, 07/15/25(a)(g)		498	470,610

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP
4.13%, 03/01/25(a)(g)	USD	262	$248,900
4.50%, 03/01/28(a)(g)		362	348,877
5.85%, 11/15/43		130	120,425
5.60%, 10/15/44		146	129,497
Callon Petroleum Co.
6.25%, 04/15/23		255	81,600
6.13%, 10/01/24		208	59,280
8.25%, 07/15/25		243	65,610
6.38%, 07/01/26		192	47,040
Cenovus Energy, Inc.
3.00%, 08/15/22		84	81,881
3.80%, 09/15/23		48	46,367
5.38%, 07/15/25(g)		622	598,636
5.40%, 06/15/47		34	28,725
Centennial Resource Production LLC, 6.88%, 04/01/27(a)		255	103,913
Cheniere Energy Partners LP
5.63%, 10/01/26		173	179,920
4.50%, 10/01/29(g)		529	542,632
5.25%, 10/01/25		48	49,104
Cheniere Energy, Inc., 4.63%, 10/15/28(a)		1,311	1,345,414
Citgo Holding, Inc., 9.25%, 08/01/24(a)		228	217,170
CNX Resources Corp., 7.25%, 03/14/27(a)		189	192,780
Comstock Resources, Inc.
7.50%, 05/15/25(a)(g)		466	438,040
9.75%, 08/15/26		543	557,167
Continental Resources, Inc.
5.00%, 09/15/22		428	424,824
4.50%, 04/15/23		142	135,326
4.90%, 06/01/44		233	175,489
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 04/01/23		21	20,530
5.63%, 05/01/27(a)		249	222,424
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(a)		1,188	1,119,690
CVR Energy, Inc.(a)
5.25%, 02/15/25		231	200,970
5.75%, 02/15/28		77	65,450
DCP Midstream Operating LP
5.38%, 07/15/25(g)		188	193,843
5.63%, 07/15/27		201	205,623
5.13%, 05/15/29		99	97,515
6.45%, 11/03/36(a)		226	216,571
6.75%, 09/15/37(a)(g)		392	376,320
Diamondback Energy, Inc., 3.50%, 12/01/29		440	426,547
eG Global Finance PLC
6.75%, 02/07/25(a)		396	405,405
6.25%, 10/30/25	EUR	142	165,739
8.50%, 10/30/25(a)	USD	339	356,974
Enbridge, Inc., (3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78(g)(i)		1,565	1,588,475
Endeavor Energy Resources LP/EER Finance, Inc.(a)
6.63%, 07/15/25		192	197,280
5.50%, 01/30/26(g)		815	808,887
5.75%, 01/30/28		386	387,930
Energy Transfer Operating LP
3.75%, 05/15/30		75	72,638
6.00%, 06/15/48		136	136,787
5.00%, 05/15/50		196	181,478

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EnLink Midstream LLC, 5.38%, 06/01/29	USD	82	$66,420
EnLink Midstream Partners LP
4.40%, 04/01/24		240	216,000
4.15%, 06/01/25		17	14,638
4.85%, 07/15/26		99	85,646
5.60%, 04/01/44		176	113,080
5.05%, 04/01/45		28	17,780
EQM Midstream Partners LP
6.00%, 07/01/25(a)		255	262,969
4.13%, 12/01/26		100	95,299
6.50%, 07/01/27(a)		356	377,367
EQT Corp.
3.90%, 10/01/27		325	299,203
8.75%, 02/01/30		176	207,680
Extraction Oil & Gas, Inc.(a)(f)(h)
7.38%, 05/15/24		302	75,500
5.63%, 02/01/26		572	143,000
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23		141	127,958
5.63%, 06/15/24		169	144,044
6.50%, 10/01/25		46	39,790
7.75%, 02/01/28		118	102,524
Geopark Ltd., 6.50%, 09/21/24(a)		200	188,000
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27		200	177,000
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21(a)		484	281,930
Harvest Midstream I LP, 7.50%, 09/01/28(a)		295	293,525
Hess Corp., 4.30%, 04/01/27		50	52,224
Hess Midstream Operations LP, 5.63%, 02/15/26(a)		210	213,933
Hilong Holding Ltd., 8.25%, 09/26/22(f)(h)		200	99,750
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	201,563
Impulsora Pipeline LLC, 6.05%(c)		1,436	1,546,444
Indigo Natural Resources LLC, 6.88%, 02/15/26(a)(g)		487	473,987
Leviathan Bond Ltd., 5.75%, 06/30/23(a)		185	190,550
Matador Resources Co., 5.88%, 09/15/26(g)		563	470,640
Medco Bell Pte Ltd., 6.38%, 01/30/27		250	216,406
MEG Energy Corp.(a)
7.00%, 03/31/24		293	272,490
6.50%, 01/15/25(g)		635	622,884
7.13%, 02/01/27		6	5,381
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.63%, 06/15/25(a)		513	523,260
MPLX LP, 4.25%, 12/01/27		185	207,347
Murphy Oil Corp.
5.75%, 08/15/25		119	103,813
6.38%, 12/01/42		29	22,765
Murphy Oil USA, Inc., 4.75%, 09/15/29		163	173,595
Neptune Energy Bondco PLC, 6.63%, 05/15/25(a)		200	178,384
New Enterprise Stone & Lime Co., Inc., 6.25%, 03/15/26(a)		74	76,220
New Fortress Energy, Inc., 6.75%, 09/15/25(a)		850	888,675
NGPL PipeCo LLC, 7.77%, 12/15/37(a)		227	288,949
NuStar Logistics LP, 6.00%, 06/01/26		163	163,460
Occidental Petroleum Corp.
2.70%, 08/15/22(g)		412	384,960
2.90%, 08/15/24(g)		260	220,592
3.20%, 08/15/26		16	12,690
3.00%, 02/15/27		4	3,137
4.30%, 08/15/39(g)		482	334,103

12

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
6.20%, 03/15/40(g)	USD	714	$591,620
4.50%, 07/15/44		196	140,263
4.63%, 06/15/45(g)		464	335,240
6.60%, 03/15/46		26	22,393
4.40%, 04/15/46(g)		432	306,811
4.10%, 02/15/47		48	32,405
4.20%, 03/15/48(g)		296	203,500
4.40%, 08/15/49		104	72,811
Odebrecht Offshore Drilling Finance Ltd.(a)
6.72%, 12/01/22		50	45,161
(7.72% PIK), 7.72%, 12/01/26(k)		9	903
Parsley Energy LLC/Parsley Finance Corp.(a)
5.38%, 01/15/25		251	250,372
5.25%, 08/15/25		59	58,410
5.63%, 10/15/27		271	269,645
4.13%, 02/15/28		281	264,140
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25(a)		37	37,926
PDC Energy, Inc.
1.13%, 09/15/21		922	874,376
6.13%, 09/15/24		151	143,828
6.25%, 12/01/25		122	113,460
5.75%, 05/15/26		235	218,209
Pertamina Persero PT, 3.65%, 07/30/29		202	216,203
Petrobras Global Finance BV
5.30%, 01/27/25(g)		500	541,937
5.60%, 01/03/31		321	342,895
Petroleos Mexicanos, 6.88%, 08/04/26		375	360,900
Puma International Financing SA, 5.13%, 10/06/24(a)		200	177,000
QEP Resources, Inc.
5.38%, 10/01/22		178	145,960
5.25%, 05/01/23		211	153,503
5.63%, 03/01/26(g)		164	93,070
Range Resources Corp.
5.88%, 07/01/22		44	42,680
5.00%, 08/15/22		252	243,104
5.00%, 03/15/23(g)		189	179,550
Rattler Midstream LP, 5.63%, 07/15/25(a)		239	240,792
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(a)(g)		275	309,774
Saudi Arabian Oil Co., 3.50%, 04/16/29		400	438,875
SM Energy Co.
6.13%, 11/15/22		19	14,781
10.00%, 01/15/25(a)(g)		549	521,550
Southwestern Energy Co.
4.10%, 03/15/22		252	248,850
6.45%, 01/23/25		125	121,094
7.50%, 04/01/26		74	72,335
8.38%, 09/15/28		137	134,618
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26(g)		235	241,309
5.40%, 10/01/47		136	128,407
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23		213	214,065
5.50%, 02/15/26		33	32,959
6.00%, 04/15/27		63	64,733
5.88%, 03/15/28		124	126,790

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24(a)(g)	USD	462	$434,280
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.13%, 02/01/25		118	117,705
5.88%, 04/15/26		304	312,117
5.38%, 02/01/27		2	2,011
6.50%, 07/15/27		195	203,287
5.00%, 01/15/28		359	350,025
6.88%, 01/15/29(g)		644	688,887
5.50%, 03/01/30(a)		364	364,382
4.88%, 02/01/31(a)		303	293,433
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(g)		280	312,649
Transocean, Inc., 11.50%, 01/30/27(a)		171	70,144
Ultrapar International SA, 5.25%, 06/06/29(a)		273	283,493
Viper Energy Partners LP, 5.38%, 11/01/27(a)		215	211,775
Western Midstream Operating LP
4.00%, 07/01/22		43	43,255
4.10%, 02/01/25		77	73,343
3.95%, 06/01/25		181	170,104
4.65%, 07/01/26		131	127,398
4.75%, 08/15/28		66	63,458
5.05%, 02/01/30		171	166,428
5.45%, 04/01/44		329	281,295
5.30%, 03/01/48		372	299,460
5.50%, 08/15/48		63	51,975
6.25%, 02/01/50		318	294,547
WPX Energy, Inc.
8.25%, 08/01/23		100	113,000
5.25%, 09/15/24		84	87,552
5.75%, 06/01/26		61	63,135
5.25%, 10/15/27		104	105,560
5.88%, 06/15/28		204	213,180
4.50%, 01/15/30(g)		394	387,355
YPF SA
8.75%, 04/04/24(a)		400	322,000
8.50%, 07/28/25		250	179,609

			43,026,735

Personal Products — 0.0%
Edgewell Personal Care Co., 5.50%, 06/01/28(a)		176	185,192

Pharmaceuticals — 2.4%
AbbVie, Inc., 3.60%, 05/14/25(g)		695	770,336
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)(g)		1,109	1,218,514
Bausch Health Cos., Inc.
5.50%, 03/01/23(a)		150	149,437
4.50%, 05/15/23	EUR	346	401,879
5.88%, 05/15/23(a)	USD	16	15,920
6.13%, 04/15/25(a)(g)		813	832,309
5.50%, 11/01/25(a)(g)		152	155,990
9.00%, 12/15/25(a)(g)		501	544,988
5.75%, 08/15/27(a)		145	153,881
7.00%, 01/15/28(a)		366	387,960
5.00%, 01/30/28(a)		214	207,847
6.25%, 02/15/29(a)(g)		529	544,108
7.25%, 05/30/29(a)(g)		498	536,595
5.25%, 01/30/30(a)		260	256,100

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc.
4.88%, 01/15/26(a)	USD	324	$330,480
5.00%, 07/15/27(a)(g)		495	514,800
2.38%, 03/01/28	EUR	100	112,524
Charles River Laboratories International, Inc.(a)
5.50%, 04/01/26(g)	USD	365	384,162
4.25%, 05/01/28		188	197,304
CVS Health Corp.(g)
4.75%, 12/01/22		165	177,919
4.10%, 03/25/25		566	639,371
Elanco Animal Health, Inc., 5.90%, 08/28/28		176	203,280
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)
9.50%, 07/31/27		163	170,335
6.00%, 06/30/28		182	133,770
IQVIA, Inc.
3.25%, 03/15/25	EUR	148	174,515
5.00%, 10/15/26(a)(g)	USD	463	483,835
5.00%, 05/15/27(a)(g)		637	667,939
Jaguar Holding Co. II/PPD Development LP(a)(g)
4.63%, 06/15/25		536	552,080
5.00%, 06/15/28		501	522,919
MEDNAX, Inc.(a)
5.25%, 12/01/23		168	170,100
6.25%, 01/15/27		245	254,178
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	119,004
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24		100	114,173
Par Pharmaceutical, Inc., 7.50%, 04/01/27(a)(g)	USD	1,297	1,358,841
Synlab Bondco PLC, (3 mo. Euribor + 4.75%), 4.75%, 07/01/25(b)	EUR	100	118,494

			13,575,887

Producer Durables: Miscellaneous — 0.8%
ACI Worldwide, Inc., 5.75%, 08/15/26(a)(g)	USD	696	735,018
Boxer Parent Co., Inc.
6.50%, 10/02/25	EUR	100	120,894
7.13%, 10/02/25(a)	USD	388	414,407
9.13%, 03/01/26(a)(g)		678	718,680
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(a)(g)		1,047	1,108,773
Open Text Corp., 3.88%, 02/15/28(a)		411	415,751
Open Text Holdings, Inc., 4.13%, 02/15/30(a)		411	422,689
Sophia LP/Sophia Finance, Inc., 9.00%, 09/30/23(a)		292	292,175
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(a)		200	199,542

			4,427,929

Professional Services(a) — 0.1%
Gartner, Inc.
4.50%, 07/01/28		341	358,476
3.75%, 10/01/30(g)		427	431,932

			790,408

Real Estate — 0.0%
Prologis LP, 3.75%, 11/01/25(g)		255	290,984

Real Estate Management & Development — 3.0%
ADLER Real Estate AG, 3.00%, 04/27/26	EUR	100	114,900
Agile Group Holdings Ltd.
6.70%, 03/07/22	USD	250	255,937
(5 year CMT + 11.29%), 7.88%(i)(j)		200	202,500
Central China Real Estate Ltd. 6.88%, 08/08/22		200	200,500

Security		Par (000)	Value

Real Estate Management & Development (continued)
Central China Real Estate Ltd. (continued)
7.25%, 04/24/23	USD	200	$200,500
7.65%, 08/27/23		245	245,612
CFLD Cayman Investment Ltd.
8.63%, 02/28/21		200	200,000
6.90%, 01/13/23		200	189,000
8.60%, 04/08/24		200	185,188
China Aoyuan Group Ltd.
7.50%, 05/10/21		200	201,356
7.95%, 02/19/23		450	465,750
China Evergrande Group
8.25%, 03/23/22		200	178,000
9.50%, 04/11/22		200	180,000
11.50%, 01/22/23		450	398,953
12.00%, 01/22/24		250	219,219
China SCE Group Holdings Ltd.
7.25%, 04/19/23		200	203,063
7.38%, 04/09/24		200	201,688
CIFI Holdings Group Co. Ltd.
7.63%, 03/02/21		200	203,500
6.55%, 03/28/24		200	206,000
6.45%, 11/07/24		200	204,500
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	124,638
Country Garden Holdings Co. Ltd.
6.50%, 04/08/24	USD	200	215,562
6.15%, 09/17/25		200	221,750
5.13%, 01/14/27		200	211,812
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28(a)		322	334,284
Easy Tactic Ltd.
8.75%, 01/10/21		200	198,000
9.13%, 07/28/22		200	185,750
8.13%, 02/27/23		200	176,000
Fantasia Holdings Group Co. Ltd.
8.38%, 03/08/21		200	198,813
11.75%, 04/17/22		200	204,875
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		389	388,805
Global Prime Capital Pte Ltd., 5.50%, 10/18/23		200	195,750
Greenland Global Investment Ltd.
5.60%, 11/13/22		200	194,313
6.25%, 12/16/22		200	199,250
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(a)		100	100,750
Heimstaden Bostad AB, (5 year EUR Swap + 3.67%), 3.25%(i)(j)	EUR	100	117,245
Hopson Development Holdings Ltd., 7.50%, 06/27/22	USD	200	199,500
Howard Hughes Corp.(a)
5.38%, 03/15/25		281	285,524
5.38%, 08/01/28		342	341,826
Kaisa Group Holdings Ltd.
11.25%, 04/09/22		200	204,125
11.95%, 10/22/22		200	206,500
11.50%, 01/30/23		200	203,813
10.88%, 07/23/23		400	397,000
KWG Group Holdings Ltd.
7.88%, 08/09/21		200	204,688
7.88%, 09/01/23		200	205,500
7.40%, 03/05/24		200	205,563

14

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Logan Group Co. Ltd.
6.50%, 07/16/23	USD	200	$203,688
6.90%, 06/09/24		200	205,000
5.75%, 01/14/25		200	200,625
MAF Sukuk Ltd., 4.64%, 05/14/29		275	298,203
New Metro Global Ltd.
6.50%, 04/23/21		200	200,978
6.80%, 08/05/23		200	203,000
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		200	206,000
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25(a)		69	72,278
Redsun Properties Group Ltd., 9.95%, 04/11/22		200	204,938
RKPF Overseas Ltd., Series 2019-A, 6.70%, 09/30/24		513	528,230
Ronshine China Holdings Ltd.
11.25%, 08/22/21		200	208,000
10.50%, 03/01/22		200	207,625
8.95%, 01/22/23		200	204,375
Scenery Journey Ltd.
11.00%, 11/06/20		200	199,125
11.50%, 10/24/22		219	198,195
13.00%, 11/06/22		200	184,875
Seazen Group Ltd., 6.45%, 06/11/22		200	201,500
Shimao Group Holdings Ltd., 5.60%, 07/15/26		200	218,562
Shui On Development Holding Ltd., 5.75%, 11/12/23		200	199,500
Sunac China Holdings Ltd.
7.25%, 06/14/22		200	199,875
7.95%, 10/11/23		200	201,688
7.50%, 02/01/24		200	200,700
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	174,875
Times China Holdings Ltd., 6.75%, 07/16/23		313	319,749
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27	GBP	47	61,920
Wanda Group Overseas Ltd., 7.50%, 07/24/22	USD	200	192,750
Yango Justice International Ltd., 10.00%, 02/12/23		200	208,687
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23		200	206,812
6.80%, 02/27/24		200	209,500
Yuzhou Group Holdings Co. Ltd.
8.63%, 01/23/22		200	207,500
8.50%, 02/04/23		200	208,687
8.50%, 02/26/24		200	207,375
8.38%, 10/30/24		200	206,812
Zhenro Properties Group Ltd.
9.15%, 03/08/22		200	206,750
8.70%, 08/03/22		200	204,500

			17,540,679

Road & Rail — 0.4%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	200	260,284
Lima Metro Line Finance Ltd., 5.88%, 07/05/34(a)	USD	1,597	1,944,704

			2,204,988

Semiconductors & Semiconductor Equipment — 2.1%
ams AG, 6.00%, 07/31/25	EUR	100	123,670
Analog Devices, Inc.(g)
3.90%, 12/15/25	USD	375	428,755
3.50%, 12/05/26		275	311,148
Broadcom, Inc.
4.70%, 04/15/25		941	1,069,270

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
3.15%, 11/15/25	USD	271	$293,528
3.46%, 09/15/26(g)		578	632,979
4.11%, 09/15/28(g)		1,594	1,797,632
4.15%, 11/15/30(g)		695	780,724
4.30%, 11/15/32(g)		1,105	1,262,342
Microchip Technology, Inc.
1.63%, 02/15/25		86	191,576
4.25%, 09/01/25(a)(g)		941	976,343
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25(a)		33	34,959
ON Semiconductor Corp.
1.00%, 12/01/20		274	327,430
3.88%, 09/01/28(a)		330	334,645
Qorvo, Inc.
5.50%, 07/15/26		234	248,171
3.38%, 04/01/31(a)(g)		353	358,736
QUALCOMM, Inc., 1.65%, 05/20/32(a)(g)		1,779	1,756,873
Sensata Technologies BV(a)
5.63%, 11/01/24		229	248,465
5.00%, 10/01/25(g)		324	348,300
Sensata Technologies, Inc.(a)
4.38%, 02/15/30		190	199,500
3.75%, 02/15/31		253	251,419

			11,976,465

Software — 1.4%
ANGI Group LLC, 3.88%, 08/15/28(a)		262	259,380
Black Knight InfoServ LLC, 3.63%, 09/01/28(a)		386	390,101
CDK Global, Inc.
4.88%, 06/01/27(g)		514	540,985
5.25%, 05/15/29(a)		138	146,970
MSCI, Inc.(a)
4.00%, 11/15/29		83	87,150
3.63%, 09/01/30		84	86,166
3.88%, 02/15/31(g)		635	661,797
Nuance Communications, Inc., 5.63%, 12/15/26(g)		303	319,665
PTC, Inc.(a)
3.63%, 02/15/25		164	166,460
4.00%, 02/15/28		187	192,203
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(a)(g)		2,213	2,312,585
SS&C Technologies, Inc., 5.50%, 09/30/27(a)(g)		1,814	1,927,774
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(a)		243	254,543
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)(g)		853	879,656

			8,225,435

Specialty Retail — 0.5%
Gap, Inc., 8.88%, 05/15/27(a)		160	182,000
L Brands, Inc.
6.88%, 07/01/25(a)		277	299,160
6.88%, 11/01/35		401	395,107
6.75%, 07/01/36		71	69,580
PetSmart, Inc.(a)(g)
7.13%, 03/15/23		328	330,870
5.88%, 06/01/25		903	924,311

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
Staples, Inc., 7.50%, 04/15/26(a)(g)	USD	583	$538,785
Tendam Brands SAU, (3 mo. Euribor + 5.25%), 5.25%, 09/15/24(b)	EUR	100	95,100

			2,834,913

Technology Hardware, Storage & Peripherals(g) — 0.2%
Dell International LLC/EMC Corp., 7.13%, 06/15/24(a)	USD	638	663,641
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		375	429,074

			1,092,715

Telecommunications Equipment — 0.2%
Nokia OYJ
3.38%, 06/12/22		106	108,322
4.38%, 06/12/27		149	158,219
ViaSat, Inc.(a)
5.63%, 04/15/27(g)		535	550,381
6.50%, 07/15/28		371	371,538

			1,188,460

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 5.38%, 05/15/25(a)		123	129,765
Levi Strauss & Co., 5.00%, 05/01/25		233	238,388
William Carter Co., 5.63%, 03/15/27(a)		160	167,000

			535,153

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp., 5.25%, 08/15/28		196	202,159
Nationstar Mortgage Holdings, Inc.(a)
6.00%, 01/15/27		149	151,885
5.50%, 08/15/28		254	253,682

			607,726

Transportation Infrastructure — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)		200	178,000
Heathrow Finance PLC, 4.13%, 09/01/29	GBP	100	117,938
Rumo Luxembourg Sarl, 5.88%, 01/18/25(a)	USD	241	252,372
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26(a)(g)		435	486,095

			1,034,405

Utilities — 0.4%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)		200	204,937
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(a)		240	239,400
ContourGlobal Power Holdings SA, 4.13%, 08/01/25	EUR	100	118,101
Genneia SA, 8.75%, 01/20/22(a)	USD	200	154,813
Inkia Energy Ltd., 5.88%, 11/09/27(a)		377	393,612
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	253,828
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)(g)		574	595,525
Vistra Operations Co. LLC(a)
3.55%, 07/15/24		6	6,392
5.50%, 09/01/26		8	8,350
5.63%, 02/15/27		422	445,294
5.00%, 07/31/27		158	165,584

			2,585,836

Wireless Telecommunication Services — 2.7%
Altice France SA
7.38%, 05/01/26(a)(g)		2,104	2,204,782
5.88%, 02/01/27	EUR	100	123,781
8.13%, 02/01/27(a)(g)	USD	707	770,630

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Altice France SA (continued)
5.50%, 01/15/28(a)(g)	USD	581	$588,263
5.13%, 01/15/29(a)		200	199,250
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(a)		300	303,381
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29		45	50,115
4.00%, 01/15/31		155	161,360
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(a)		14	14,966
Millicom International Cellular SA, 5.13%, 01/15/28		275	284,023
PPF Telecom Group BV, 3.25%, 09/29/27	EUR	100	116,670
Rogers Communications, Inc., 5.00%, 03/15/44(g)	USD	545	709,519
SBA Communications Corp.(g)
4.88%, 09/01/24		1,060	1,086,394
3.88%, 02/15/27(a)		1,248	1,266,720
Sprint Corp.(g)
7.88%, 09/15/23		519	596,201
7.13%, 06/15/24		626	720,282
7.63%, 02/15/25		159	186,030
7.63%, 03/01/26		552	667,029
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 09/20/21(a)(g)		130	131,456
T-Mobile USA, Inc.
6.50%, 01/15/26		227	237,215
4.50%, 02/01/26(g)		498	513,139
4.75%, 02/01/28(g)		479	512,405
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.25%, 10/15/23		222	218,670
VICI Properties LP/VICI Note Co., Inc.(a)
3.50%, 02/15/25		387	383,132
4.25%, 12/01/26(g)		1,246	1,251,794
3.75%, 02/15/27		411	404,128
4.63%, 12/01/29(g)		498	506,715
4.13%, 08/15/30(g)		1,028	1,011,295
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	100	116,512
VTR Comunicaciones SpA, 5.13%, 01/15/28(a)	USD	205	211,272

			15,547,129

Total Corporate Bonds — 78.4% (Cost: $438,874,994)			451,478,238

Floating Rate Loan Interests(b)

Aerospace & Defense(b) — 0.8%
Bleriot US Bidco, Inc.
Delayed Draw Term Loan, (3 mo. LIBOR + 4.75%), 4.97%, 10/31/26		39	38,854
Term Loan B, (3 mo. LIBOR + 4.75%), 4.97%, 10/31/26		251	248,660
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 3.72%, 04/06/26		798	701,916
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.72%, 04/06/26		1,485	1,305,566

16

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
Trandigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.40%, 12/09/25	USD	2,107	$1,988,783
TransDigm, Inc., 2020 Term Loan G, (1 mo. LIBOR + 2.25%), 2.40%, 08/22/24		134	126,299

			4,410,078

Air Freight & Logistics — 0.2%
WestJet Airlines Ltd., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26(b)		1,390	1,201,803

Airlines(b) — 0.4%
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 01/29/27		65	47,021
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 12/14/23		973	792,397
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 2.15%, 04/28/23		415	338,387
JetBlue Airways Corp., Term Loan, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/17/24		290	287,846
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		1,003	1,018,607

			2,484,258

Auto Components(b) — 0.8%
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 04/30/26		2,344	2,279,870
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.22%, 05/16/24		1,502	1,450,390
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%), 4.22%, 12/02/26		84	83,378
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 02/05/26		1,064	1,025,513

			4,839,151

Banks — 0.3%
Capri Finance LLC, USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 11/01/24(b)		1,453	1,451,096

Building Materials — 0.1%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 07/12/26(b)		817	807,131

Building Products(b) — 0.4%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/05/24		673	670,117
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/19/23		1,620	1,604,220

			2,274,337

Capital Markets(b) — 0.6%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		1,418	1,407,779
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 04/12/24(c)		283	277,332
GT Polaris, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 09/24/27		319	316,308

Security		Par (000)	Value

Capital Markets (continued)
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 06/03/26(c)	USD	463	$443,660
Travelport Finance (Luxembourg) Sarl
2019 Term Loan, (3 mo. LIBOR + 5.00%), 5.22%, 05/29/26		833	624,451
2020 Super Priority Term Loan, (3 mo. LIBOR + 7.00%), 8.00%, 02/28/25		483	463,273

			3,532,803

Chemicals(b) — 1.7%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/24		1,360	1,336,965
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 08/27/26		1,054	1,049,539
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 1.97%, 06/01/24		727	709,392
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 05/16/24		1,365	1,330,093
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 05/16/24		260	252,823
Chemours Co., 2018 USD Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/03/25		342	328,688
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/28/24		349	331,527
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/07/24		562	550,538
Illuminate Buyer LLC, Term Loan, (1 Week LIBOR + 4.00%), 4.15%, 06/30/27		1,107	1,096,321
Invictus US LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/28/25		343	333,446
2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.90%, 03/30/26		135	125,635
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 2.72%, 03/02/26		798	780,331
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 05/15/24		569	543,285
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.50%), 3.69%, 10/14/24		995	953,757
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 10/01/25		117	113,490

			9,835,830

Commercial Services & Supplies(b) — 1.9%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.00%, 11/10/23		1,010	1,007,623
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.90%, 03/11/25		375	357,390
Asplundh Tree Expert LLC, Term Loan B, (3 mo. LIBOR + 2.50%), 2.65%, 09/07/27		799	797,506
Asurion LLC
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 6.65%, 08/04/25		535	535,567
2017 Term Loan B4, (1 mo. LIBOR + 3.00%), 3.15%, 08/04/22		549	542,642

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Asurion LLC (continued)
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 3.15%, 11/03/23	USD	1,760	$1,732,614
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.15%, 11/03/24		383	376,237
Creative Artists Agency LLC, 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 11/26/26		427	409,555
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/12/25		847	825,437
Diamond (BC) BV, USD Term Loan, (3 mo. LIBOR + 3.00%), 3.26%, 09/06/24		1,017	947,894
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/09/25		189	179,696
GFL Environmental, Inc., 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/30/25		278	276,271
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 11/03/23		163	132,935
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.44%, 09/19/26(c)		447	430,298
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/23/26		783	774,983
US Ecology, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 2.65%, 11/01/26(c)		157	154,659
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 4.65%, 08/27/25		1,083	1,070,705
West Corp.
2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 10/10/24		457	413,972
2018 Term Loan B1, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/24		98	88,260

			11,054,244

Communications Equipment — 0.1%
Avantor, Inc., USD Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/21/24(b)		623	614,056

Construction & Engineering(b) — 0.5%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		1,482	1,376,315
Pike Corp., 2020 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 07/24/26		202	199,980
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 04/12/25		127	124,806
SRS Distribution, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 3.15%, 05/23/25		1,140	1,107,444

			2,808,545

Construction Materials(b) — 0.7%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 01/15/27		654	635,393
Core & Main LP, 2017 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/01/24		2,002	1,957,194

Security		Par (000)	Value

Construction Materials (continued)
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/29/25	USD	947	$927,278
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		503	497,630

			4,017,495

Containers & Packaging(b) — 0.8%
Berry Global, Inc., Term Loan W, (1 mo. LIBOR + 2.00%), 2.16%, 10/01/22		1,595	1,579,450
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 3.52%, 04/03/24		1,068	1,000,436
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/29/23		1,012	987,912
Graham Packaging Co., Inc., Term Loan, (1 mo. LIBOR + 3.75%), 4.50%, 08/04/27		330	327,663
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 08/01/26		138	136,402
Tosca Services LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 08/18/27		331	330,586

			4,362,449

Distributors(b) — 0.3%
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (3 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24		400	384,248
2020 Super Priority Second Out Term Loan B, (3 mo. LIBOR + 3.50%), 6.50%, 08/28/24		1,334	1,160,359

			1,544,607

Diversified Consumer Services(b) — 1.1%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 01/31/27		204	200,014
APX Group, Inc., 2020 Term Loan, (1 mo. LIBOR + 5.00%), 5.15%, 12/31/25		62	61,109
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		771	759,725
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 01/15/27		1,158	1,150,751
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 2.50%, 11/07/23		784	758,244
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 07/11/25		966	877,792
LEB Holdings (USA), Inc, Term Loan B, 0.00%, 09/25/27(n)		231	228,979
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (1 mo. LIBOR + 2.25%), 2.40%, 05/15/24		410	398,403
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23		190	187,199
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23		255	207,434
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 03/19/26		670	662,288
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 07/13/23		850	834,560

			6,326,498

18

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services(b) — 1.3%
Advisor Group, Inc., 2019 Term Loan B, (1 mo. LIBOR + 5.00%), 5.15%, 08/01/26	USD	421	$407,202
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 4.00%, 08/14/27(c)		348	347,130
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 2.64%, 04/04/24		1,723	1,678,647
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR + 6.25%), 6.40%, 11/18/24		340	339,781
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 4.00%, 02/17/23(c)		35	31,255
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 4.22%, 02/07/25		522	510,199
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		691	587,241
Milano Acquisition Corp, Term Loan, 5.25%, 08/17/27(n)		978	965,775
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.76%, 01/23/25		538	468,335
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 4.47%, 07/30/25		147	139,117
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 02/28/27		1,394	1,367,179
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 2.65%, 04/30/28		600	576,414

			7,418,275

Diversified Telecommunication Services(b) — 0.9%
Cablevision Lightpath LLC, Term Loan B, 4.00%, 09/09/27(n)		230	228,563
Consolidated Communications, Inc., 2020 Term Loan B, 5.75%, 10/17/27(n)		489	483,347
GCI Holdings, Inc., 2020 Term Loan B, 3.50%, 09/24/25(c)(n)		480	476,400
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/16/24		655	650,127
Iridium Satellite LLC, Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 11/04/26		725	722,994
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 03/01/27		566	547,991
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24		1,004	985,387
Northwest Fiber LLC, Term Loan B, (3 mo. LIBOR + 5.50%), 5.66%, 04/30/27		368	367,157
TDC A/S, EUR Term Loan, (EURIBOR + 3.00%), 3.00%, 06/04/25	EUR	819	937,766

			5,399,732

Electric Utilities — 0.2%
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/23/25(b) .	USD	556	543,568
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/20(c)		780	—
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 1.75%), 1.90%, 12/31/25(b)		418	411,539

			955,107

Security		Par (000)	Value

Energy Equipment & Services(b) — 0.4%
Dell International LLC, 2019 Term Loan B, 2.76%, 09/19/25(n)	USD	440	$437,681
Gates Global LLC, 2017 USD Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/01/24		1,473	1,448,472
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/12/25		492	485,338

			2,371,491

Entertainment — 0.1%
Datto, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 04/02/26(b)		553	551,376

Equity Real Estate Investment Trusts (REITs)(b) — 0.2%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 05/11/24		247	233,052
VICI Properties LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 1.91%, 12/20/24		940	906,729

			1,139,781

Food & Staples Retailing(b) — 0.4%
Hearthside Food Solutions LLC
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 05/23/25		505	492,064
2018 Term Loan B, (1 mo. LIBOR + 3.69%), 3.83%, 05/23/25		268	259,812
US Foods, Inc.
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 06/27/23		1,437	1,379,089
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 09/13/26		403	384,477

			2,515,442

Food Products(b) — 1.4%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 10/01/25		461	456,553
B&G Foods, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.65%, 10/10/26		61	60,673
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/23		1,919	1,895,086
Froneri International Ltd.
2020 USD 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 5.90%, 01/29/28(c)		123	122,204
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.40%, 01/29/27		2,135	2,046,798
Hostess Brands LLC, 2019 Term Loan, (1 mo. LIBOR + 2.25%), 3.00%, 08/03/25		426	418,097
JBS USA LUX SA, 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 05/01/26		114	111,160
Pathway Vet Alliance LLC, 2020 Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 03/31/27		215	211,666
Reynolds Group Holdings, Inc.
2017 Term Loan, (PRIME + 1.75%), 3.98%, 02/05/23		1,656	1,633,466
2020 Term Loan, 3.50%, 02/03/26(n)		767	752,427
Shearer’s Foods, Inc., 2020 Term Loan B, 4.75%, 09/23/27(n)		252	249,954

			7,958,084

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies — 0.2%
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 06/30/25(b)	USD	1,453	$1,387,905

Health Care Providers & Services(b) — 1.5%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/25		334	332,794
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 06/07/23		958	940,700
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.24%, 01/08/27		544	537,002
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/06/25		285	268,858
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 10/10/25		757	544,070
EyeCare Partners LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 02/18/27		519	486,605
Femur Buyer, Inc., 1st Lien Term Loan, 4.81%, 03/05/26(n)		85	76,332
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 3.44%, 07/02/25		815	797,382
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 4.50%), 4.65%, 08/06/26		859	850,197
HCA, Inc., Term Loan B13, (1 mo. LIBOR + 1.75%), 1.90%, 03/18/26		274	272,135
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 06/07/23		497	488,664
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/20/22		520	471,151
Sotera Health Holdings LLC, 2019 Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26		2,669	2,655,619
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/06/24		94	78,958

			8,800,467

Health Care Services(b) — 0.3%
Emerald TopCo., Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.76%, 07/25/26		1,144	1,098,790
WP CityMD Bidco LLC, 2019 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 08/13/26		679	674,018

			1,772,808

Health Care Technology(b) — 0.4%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24		1,576	1,540,651
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.90%, 10/10/25		669	655,880

			2,196,531

Hotels, Restaurants & Leisure(b) — 2.3%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.90%, 11/19/26		1,005	962,165
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.89%, 02/02/26(c)		281	250,082
Aristocrat Leisure Ltd., 2020 Incremental Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/24		433	430,075

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.36%, 09/15/23	USD	397	$385,071
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 12/23/24		1,359	1,270,316
2020 Term Loan, (1 mo. LIBOR + 4.50%), 4.65%, 07/20/25		1,703	1,645,703
CCM Merger, Inc., New Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 08/06/21		430	427,173
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 03/08/24		1,556	1,188,710
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.15%, 11/30/23		552	536,134
Gateway Casinos & Entertainment Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 3.75%, 12/01/23		49	44,198
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.25%, 10/04/23		906	805,615
Golden Nugget, Inc., 2020 Initial Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(c)		80	90,059
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 5.75%, 1.00% Floor), 6.75%, 08/25/25(c)		230	219,650
IRB Holding Corp., 2020 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		878	836,957
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/03/25		499	486,830
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		163	142,288
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.00%, 12/10/24		482	481,970
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 3.61%, 08/14/24		363	340,621
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.72%, 07/10/25		628	625,384
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.50%, 02/08/27		848	809,101
Whatabrands LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.91%, 08/02/26		1,016	994,757
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 05/30/25		203	195,457

			13,168,316

Household Durables — 0.0%
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 02/04/27(b)		154	152,326

Independent Power and Renewable Electricity Producers(b) — 0.4%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 01/15/25		894	865,201
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.15%, 08/12/26		991	960,811
Term Loan B9, (1 mo. LIBOR + 2.25%), 2.40%, 04/06/26		273	264,940

			2,090,952

20

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates(b) — 0.7%
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23	USD	473	$447,544
Vertical US Newco, Inc., USD Term Loan B, (3 mo. LIBOR + 4.25%), 4.57%, 07/30/27		744	736,962
Vertiv Group Corpo., Term Loan B, (1 mo. LIBOR + 3.00%), 3.16%, 03/02/27		3,091	3,038,468

			4,222,974

Insurance(b) — 1.6%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 05/09/25		1,338	1,297,708
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 05/09/25		286	280,825
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 01/25/24		1,305	1,292,016
AssuredPartners Capital, Inc., 2020 Incremental Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/13/27		168	167,385
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.65%, 02/13/27		546	529,473
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/02/24		864	860,994
HUB International Ltd.
2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.26%, 04/25/25		1,429	1,379,077
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 04/25/25		704	700,382
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.00%, 09/01/27		660	652,991
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/31/25		1,138	1,095,499
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.15%, 09/03/26		625	614,735
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		381	377,711

			9,248,796

Interactive Media & Services(b) — 0.7%
Ancestry.com Operations Inc., 2019 Extended Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 08/27/26		113	112,907
Ancestry.com Operations, Inc., Non-Extended Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/23		948	946,650
Camelot US Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 4.25%, 10/31/26		1,638	1,629,122
Go Daddy Operating Co. LLC, 2020 Term Loan B3, (1 mo. LIBOR + 2.50%), 2.65%, 08/10/27		842	828,386
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/03/23		136	132,997
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		439	426,023

			4,076,085

IT Services(b) — 2.4%
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 10/31/26		1,874	1,836,106

Security		Par (000)	Value

IT Services (continued)
Flexential Intermediate Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 7.50%, 08/01/25	USD	273	$160,387
Greeneden US Holdings II LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 12/01/23 ..		2,381	2,372,361
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 02/12/27		1,238	1,087,463
Sophia LP, 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 5.00%, 09/22/27		2,102	2,086,760
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 11/16/26		1,436	1,397,986
Veritas US, Inc., 2020 USD Term Loan B, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 09/01/25		3,184	3,112,583
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 2.40%, 05/15/26		1,595	1,537,618

			13,591,264

Life Sciences Tools & Services(b) — 0.2%
Albany Molecular Research, Inc., 2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/30/25		130	127,833
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		1,060	1,054,818

			1,182,651

Machinery(b) — 0.6%
Columbus McKinnon Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 01/31/24(c)		59	58,304
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.90%, 02/28/27		870	840,397
Terex Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.75%), 3.50%, 01/31/24(c)		115	112,364
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 3.36%, 03/28/25		2,344	2,208,191

			3,219,256

Media(b) — 5.2%
Altice Financing SA
2017 USD Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 07/15/25		446	425,340
USD 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.89%, 01/31/26		537	506,379
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.15%, 08/14/26		1,349	1,307,536
Cable One, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 05/01/24		126	124,272
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 1.90%, 04/30/25		1,373	1,347,307
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.76%, 08/21/26		2,580	2,342,425
Cogeco Communications Finance (USA) LP, Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 01/03/25		79	76,892
Connect Finco Sarl, Term Loan B, (1 mo. LIBOR + 0.45%, 1.00% Floor), 4.65%, 12/12/26		3,165	3,064,195
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.40%, 07/17/25		659	636,318

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
CSC Holdings LLC (continued)
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.65%, 04/15/27	USD	1,015	$982,637
Gray Television, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.41%, 02/07/24		684	668,296
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		145	145,503
2020 DIP Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 07/13/22		25	25,502
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		1,790	1,516,170
Liberty Latin America Ltd., Term Loan B, (1 mo. LIBOR + 5.00%), 5.15%, 10/15/26		409	408,149
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.40%, 03/24/25		527	507,336
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 1.94%, 10/19/26		1,003	931,627
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.65%, 09/13/24		1,633	1,585,700
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		288	284,403
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 08/15/26		261	255,654
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.75%), 2.91%, 09/19/26		511	499,130
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 03/03/25		1,313	975,076
Radiate Holdco LLC
1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.75%, 09/25/26		953	935,642
2020 Term Loan, (1 mo. LIBOR + 3.50%), 4.25%, 09/25/26		316	310,351
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 2.40%, 01/03/24		226	220,184
Terrier Media Buyer, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 12/17/26		1,022	995,362
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23		1,480	1,435,140
UFC Holdings LLC, 2019 Term Loan, (6 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 04/29/26		277	271,374
Virgin Media Bristol LLC
2020 USD Term Loan Q, 3.50%, 01/31/29(n)		917	900,522
USD Term Loan N, (1 mo. LIBOR + 2.50%), 2.65%, 01/31/28		953	923,702
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 2.90%, 05/18/25		1,207	1,027,449
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 03/09/27		4,601	4,458,596

			30,094,169

Security		Par (000)	Value

Metals & Mining — 0.1%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 4.76%, 07/31/25(b)	USD	671	$643,424

Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC, 2020 Exit Term Loan, (3 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 09/25/25(b)		103	105,726

Oil, Gas & Consumable Fuels(b) — 0.1%
California Resources Corp., Second Out Term Loan, 5.00%, 12/31/21(f)(h)(n)		600	11,509
CITGO Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		2	1,854
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 3.90%, 12/13/25		442	427,192
EG Group Ltd., 2018 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.22%, 02/07/25		249	243,225
McDermott Technology Americas, Inc.
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 06/30/24(c)		16	13,567
2020 Take Back Term Loan, (1 mo. LIBOR + 4.00%), 4.15%, 06/30/25		108	80,779

			778,126

Personal Products — 0.4%
Sunshine Luxembourg VII Sarl, USD Term Loan B1, (6 mo. LIBOR + 4.25%, 1.00% Floor), 5.32%, 09/25/26(b)		2,064	2,049,666

Pharmaceuticals(b) — 1.5%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 3.69%, 05/04/25		858	806,354
Catalent Pharma Solutions, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 05/18/26		987	981,015
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.91%, 08/01/27		862	836,804
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.10%, 11/15/27		704	688,230
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 08/18/22		2,706	2,693,332
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.15%, 06/02/25		2,949	2,887,240

			8,892,975

Professional Services(b) — 0.5%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.75%), 3.89%, 02/06/26		2,730	2,698,310
STG-Fairway Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 3.47%, 01/31/27(c)		472	461,201

			3,159,511

Real Estate Management & Development(b) — 0.3%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 04/18/24		860	823,269

22

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 08/21/25	USD	567	$545,724
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.00%, 02/08/25		83	79,902

			1,448,895

Road & Rail(b) — 0.6%
Lineage Logistics Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/27/25		2,537	2,498,492
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 06/13/23		783	709,609
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.65%, 08/04/25		394	326,014

			3,534,115

Semiconductors & Semiconductor Equipment(b) — 0.2%
Cabot Microelectronics Corporation, 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.19%, 11/17/25		466	455,499
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.15%, 05/29/25(c)		439	437,015

			892,514

Software(b) — 6.7%
Applied Systems, Inc.
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/19/24		1,603	1,591,279
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 09/19/25		250	252,286
BMC Software Finance, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 4.25%), 4.40%, 10/02/25		864	836,261
By Crown Parent LLC, Term Loan B1, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 01/31/26		1,236	1,219,507
Castle US Holding Corp., USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.97%, 01/31/27		909	872,062
Cornerstone OnDemand, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 4.41%, 04/22/27		495	493,659
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 04/29/24		1,866	1,850,371
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.80%, 05/27/24		495	433,428
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 09/29/23		491	427,366
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		850	871,250
2020 Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 07/31/27		1,524	1,520,111
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 10/01/25		4,096	4,051,371
Informatica LLC
2020 USD 2nd Lien Term Loan, (Fixed + 7.13%), 7.13%, 02/25/25		679	688,621
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.40%, 02/25/27		3,248	3,172,228
McAfee LLC, 2018 USD Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 09/30/24		1,603	1,589,378

Security		Par (000)	Value

Software (continued)
Mitchell International, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 11/29/24	USD	736	$702,117
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.40%, 12/01/25		267	252,134
2020 Add-On Term Loan, (1 mo. LIBOR + 4.25%), 4.75%, 12/01/24		838	820,720
Netsmart Technologies, Inc., 2020 Term Loan B, 5.00%, 09/22/27(n)		569	566,297
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.40%, 05/30/25		32	30,414
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.41%, 08/01/25		1,410	1,366,019
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 2.90%, 02/05/24		702	687,391
Solera LLC, USD Term Loan B, (2 mo. LIBOR + 2.75%), 2.94%, 03/03/23		1,335	1,305,560
Sophia LP, 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 09/30/22		1,882	1,872,609
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		580	560,970
SS&C Technologies, Inc.
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		826	798,917
2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 04/16/25		265	256,683
Tempo Acquisition LLC, 2020 Extended Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 11/02/26		2,755	2,668,536
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.40%, 03/04/28		1,429	1,393,366
Ultimate Software Group, Inc.
2020 2nd Lien Incremental Term Loan, (3 mo. LIBOR + 6.75%), 7.50%, 05/03/27		794	807,236
2020 Incremental Term Loan B, (3 mo. LIBOR + 4.00%), 4.75%, 05/03/26		2,457	2,448,106
Term Loan B, (1 mo. LIBOR + 3.75%), 3.90%, 05/03/26		2,358	2,334,953

			38,741,206

Specialty Retail(b) — 1.1%
Belron Finance US LLC
2018 Term Loan B, (3 mo. LIBOR + 2.50%), 2.75%, 11/13/25		183	180,004
2019 USD Term Loan B, (3 mo. LIBOR + 2.50%), 2.77%, 11/13/25		417	411,118
USD Term Loan B, (3 mo. LIBOR + 2.50%), 2.74%, 11/07/24		741	729,929
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (LIBOR - GBP + 4.50%), 5.18%, 06/23/25	GBP	1,000	1,246,800
IAA, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.44%, 06/28/26(c)	USD	286	281,525
MED ParentCo LP
1st Lien Delayed Draw Term Loan, (1 mo. LIBOR + 4.25%), 4.40%, 08/31/26		118	111,626
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.40%, 08/31/26		671	636,201

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
Midas Intermediate Holdco II LLC, Incremental Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 08/18/21	USD	537	$500,181
PetSmart, Inc., Consenting Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 03/11/22		1,877	1,871,284
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		384	362,818

			6,331,486

Technology Hardware, Storage & Peripherals(b) — 0.2%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.15%, 07/23/26		530	427,291
Western Digital Corp., 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.91%, 04/29/23		749	742,296

			1,169,587

Thrifts & Mortgage Finance — 0.2%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 05/23/25(b)		1,169	1,149,429

Trading Companies & Distributors — 0.2%
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 1.90%, 10/17/23(b)		1,074	1,069,381

Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/28/24(b) .		720	717,830

Wireless Telecommunication Services(b) — 1.0%
Ligado Networks LLC, PIK Exit Term Loan, (1 mo. LIBOR + 11.75%), 8.50%, 12/07/20(f)(h)		107	97,413
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.90%, 04/11/25		1,077	1,048,013
T-Mobile USA, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.15%, 04/01/27		2,867	2,862,457
Xplornet Communications, Inc., 2020 Term Loan B, (1 mo. LIBOR + 4.75%), 4.90%, 06/10/27		1,546	1,514,244

			5,522,127

Total Floating Rate Loan Interests — 45.3% (Cost: $265,813,769)			261,284,167

Foreign Agency Obligations

Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29		200	214,000
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25		400	445,000

			659,000

Colombia — 0.3%
Colombia Government International Bond
4.50%, 01/28/26(g)		1,354	1,496,593
3.88%, 04/25/27		200	216,000

			1,712,593

Dominican Republic — 0.2%
Dominican Republic International Bond
5.50%, 01/27/25		159	168,937
5.95%, 01/25/27		491	526,751

Security		Par (000)	Value

Dominican Republic (continued)
Dominican Republic International Bond (continued)
4.88%, 09/23/32(a)	USD	185	$183,150
6.40%, 06/05/49		150	150,422

			1,029,260

Egypt — 0.3%
Egypt Government International Bond
5.75%, 05/29/24(a)		215	219,838
5.88%, 06/11/25		335	343,584
7.60%, 03/01/29		816	834,615
8.50%, 01/31/47(a)		321	309,765

			1,707,802

Iceland — 0.6%
Iceland Government International Bond, 5.88%, 05/11/22		3,030	3,246,367

Indonesia — 0.2%
Indonesia Government International Bond
4.75%, 01/08/26		348	404,332
4.10%, 04/24/28(g)		650	738,562
5.35%, 02/11/49(g)		200	264,813

			1,407,707

Mexico — 0.2%
Mexico Government International Bond, 4.15%, 03/28/27(g)		1,052	1,169,298

Mongolia — 0.1%
Mongolia Government International Bond, 8.75%, 03/09/24		250	279,453

Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30(g)		445	483,382
4.50%, 04/16/50		211	263,486

			746,868

Paraguay — 0.1%
Paraguay Government International Bond
4.95%, 04/28/31		300	346,500
5.40%, 03/30/50		200	242,125

			588,625

Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31		354	383,028
5.63%, 11/18/50		165	263,227

			646,255

Portugal — 0.6%
Portugal Government International Bond, 5.13%, 10/15/24(a)		3,190	3,735,915

Qatar — 0.2%
Qatar Government International Bond
4.50%, 04/23/28		456	544,350
4.00%, 03/14/29(a)(g)		473	552,819
4.40%, 04/16/50		208	268,060

			1,365,229

Romania — 0.1%
Romanian Government International Bond, 3.00%, 02/14/31(a)		280	287,350

24

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Russia — 0.1%
Russian Foreign Bond - Eurobond
4.75%, 05/27/26	USD	400	$458,000
4.25%, 06/23/27		200	225,000

			683,000

Saudi Arabia — 0.2%
Saudi Government International Bond, 4.50%, 04/17/30		795	951,019

South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 05/30/22		200	210,750

Sri Lanka — 0.1%
Sri Lanka Government International Bond
6.85%, 03/14/24		200	146,625
6.35%, 06/28/24		200	144,313
7.85%, 03/14/29		400	275,625
7.55%, 03/28/30		200	135,000

			701,563

Ukraine — 0.2%
Ukraine Government International Bond
7.75%, 09/01/22		118	121,304
8.99%, 02/01/24		200	208,700
9.75%, 11/01/28		236	254,732
7.25%, 03/15/33(a)		400	367,000

			951,736

Total Foreign Agency Obligations — 3.8% (Cost: $21,110,925)			22,079,790

		Shares

Investment Companies

Fixed Income Funds — 0.7%
Invesco Senior Loan ETF		107,601	2,339,246
iShares iBoxx $ Investment Grade Corporate Bond ETF(o)		10,000	1,347,100

			3,686,346

Total Investment Companies — 0.7% (Cost: $3,664,552)			3,686,346

		Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.8%
Alternative Loan Trust, Series 2007-19, Class 1A1, 6.00%, 08/25/37	USD	672	496,245
Countrywide Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		1,504	1,211,588
Series 2006-J8, Class A5, 6.00%, 02/25/37		2,210	1,441,197
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35		226	224,809
Series 2006-17, Class A2, 6.00%, 12/25/36		863	585,464

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Home Loan Mortgage Pass-Through Trust (continued)
Series 2007-HY5, Class 3A1, 3.11%, 09/25/37(d)	USD	571	$546,872
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 3.08%, 10/25/35(d)		437	324,003

			4,830,178

Commercial Mortgage-Backed Securities — 0.9%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 04/14/33(a)(d)		4,830	5,134,276

Total Non-Agency Mortgage-Backed Securities — 1.7% (Cost: $9,843,410)			9,964,454

	Benefical Interest (000)

Other Interests(f)(p)

Auto Components — 0.0%
Lear Corp. Escrow(c)	USD	1,000	10

IT Services(c) — 0.0%
Millennium Corp		918	—
Millennium Lender Claims		861	—

			—

Total Other Interests — 0.0% (Cost: $ — )			10

		Par (000)

Preferred Securities

Capital Trusts — 6.8%

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(i)(j)	USD	365	366,369

Banks — 0.8%
Al Ahli Bank of Kuwait KSCP, 7.25%(i)(j)		200	203,375
Banco Mercantil del Norte SA, 6.75%(a)(i)(j)		396	389,317
Bank of East Asia Ltd., 5.88%(i)(j)		250	250,312
Bankia SA, 6.38%(i)(j)	EUR	200	239,534
BBVA Bancomer SA, 5.13%(i)	USD	220	211,063
Burgan Bank SAK, 5.75%(i)(j)		250	247,344
CIT Group, Inc., Series A, 5.80%(i)(j)		235	188,954
HBOS Capital Funding LP, 6.85%(j)		110	111,650
Nanyang Commercial Bank Ltd., 5.00%(i)(j)		200	197,813
TMB Bank PCL, 4.90%(i)(j)		250	237,578
Wells Fargo & Co.(g)(i)(j)
Series S, 5.90%		1,500	1,533,145
Series U, 5.88%		763	821,455

			4,631,540

Consumer Finance — 0.5%
Capital One Financial Corp., Series E, 4.05%(g)(i)(j)		3,000	2,651,790

Diversified Financial Services(i)(j) — 4.3%
Bank of America Corp.(g)
Series AA, 6.10%		1,038	1,129,977
Series DD, 6.30%		215	242,972
Series U, 5.20%		1,250	1,257,461

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp.(g) (continued)
Series X, 6.25%	USD	1,929	$2,061,136
Series Z, 6.50%		143	158,945
BNP Paribas SA, 4.50%(a)		205	196,544
Credit Agricole SA, 6.50%	EUR	100	119,866
Credit Suisse Group AG
5.10%(a)	USD	200	193,000
6.38%(a)(g)		495	529,031
6.25%		200	214,228
Goldman Sachs Group, Inc., Series M, 4.17%(g)		1,730	1,700,244
HSBC Holdings PLC(g)
6.25%		695	699,344
6.00%		415	425,375
JPMorgan Chase & Co.
Series FF, 5.00%(g)		865	863,509
Series HH, 4.60%		253	247,940
Series I, 3.74%(g)		146	139,995
Series R, 6.00%(g)		120	123,000
Series S, 6.75%		85	92,013
Series U, 6.13%(g)		6,690	6,948,355
Series V, 3.55%(g)		4,060	3,756,312
Morgan Stanley, Series H, 3.85%(g)		2,146	2,025,287
Natwest Group PLC(g)
6.00%		1,185	1,205,737
8.63%		200	205,000
Woori Bank, 4.25%		250	254,687

			24,789,958

Diversified Telecommunication Services(i)(j) — 0.0%
Telefonica Europe BV
5.88%	EUR	100	128,912
4.38%		100	123,454

			252,366

Electric Utilities(i) — 0.4%
Naturgy Finance BV, 3.38%(j)		100	120,031
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(g)	USD	1,750	1,978,236

			2,098,267

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26	EUR	100	119,004

Insurance(i) — 0.7%
Achmea BV, 4.63%(j)		200	232,647
Heungkuk Life Insurance Co. Ltd., 4.48%(j)	USD	200	200,000
Voya Financial, Inc., 5.65%, 05/15/53(g)		3,500	3,596,250

			4,028,897

Utilities — 0.0%

Electricite de France SA, 3.00%(i)(j)	EUR	200	228,625

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%, 01/03/79(i)		100	119,150

Total Capital Trusts — 6.8%			39,285,966

Security		Shares	Value

Preferred Stocks — 1.7%

Banks — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $132,662)(q)		135,568	$10,710

Capital Markets(i)(j) — 1.7%
Goldman Sachs Group, Inc., Series J, 5.50%		202,526	5,368,964
Morgan Stanley
Series F, , 6.88%		120,000	3,258,000
Series K, , 5.85%		53,253	1,457,002

			10,083,966

Total Preferred Stocks — 1.7%			10,094,676

Trust Preferred — 0.5%

Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 6.07%, 02/15/40(i)		105,753	2,640,653

Total Preferred Securities — 9.0% (Cost: $51,448,519)			52,021,295

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.3%
Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, (1 mo. LIBOR US + 3.00%), 3.15%, 10/25/29(b)	USD	1,470	1,462,241

Mortgage-Backed Securities — 0.2%
Freddie Mac Mortgage-Backed Securities, Series K042, Class X1, 1.17%, 12/25/24(d)		33,456	1,268,987
Uniform Mortgage-Backed Securities, 5.00%, 08/01/23		18	19,200

			1,288,187

Total U.S. Government Sponsored Agency Securities — 0.5% (Cost: $2,845,796)			2,750,428

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.88%, 05/15/49(g)		1,350	1,812,428
U.S. Treasury Notes, 2.75%, 04/30/23 - 08/31/25(g)		14,150	15,429,775

Total U.S. Treasury Obligations — 3.0% (Cost: $15,446,614)			17,242,203

		Shares

Warrants

Metals & Mining — 0.0%
AFGlobal Corp. (Expires 12/20/20)(c)		2,542	—

26

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.0%
SM Energy Co. (Expires 06/30/23)	12,030	$19,007

Total Warrants — 0.0% (Cost: $51,609)		19,007

Total Long-Term Investments — 147.2% (Cost: $844,549,358)		848,095,729

Options Purchased — 0.3% (Cost: $1,764,309)		1,628,094

Total Investments Before Options Written — 147.5% (Cost: $846,313,667)		849,723,823

Options Written — (0.7)% (Premiums Received: $(3,772,202))		(3,701,285)

Total Investments, Net of Options Written — 146.8% (Cost: $842,541,465)		846,022,538

Liabilities in Excess of Other Assets — (46.8)%		(269,709,346)

Net Assets — 100.0%		$576,313,192

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Perpetual security with no stated maturity date.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	When-issued security.
(m)	Zero-coupon bond.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Affiliate of the Fund.
(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $10,710, representing less than 0.05% of its net assets as of period end, and an original cost of $132,662.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$1,358,645	$—	$(1,358,645	)(b)	$—	$—	$—	—	$19,177	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	2,539,388	(1,380,769)		111,075	77,406	1,347,100	10,000	18,550	—

					$111,075	$77,406	$1,347,100		$37,727	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

HSBC Securities (USA), Inc.	0.13	%(b)	07/17/19	Open		$6,512,000	$6,604,555	U.S. Treasury Obligations	Open/Demand
HSBC Securities (USA), Inc.	0.13	(b)	07/17/19	Open		8,316,000	8,434,196	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	0.14	(b)	01/02/20	Open		1,498,500	1,505,595	U.S. Treasury Obligations	Open/Demand
Barclays Capital Inc.	(0.25	)(b)	01/21/20	Open		168,670	169,111	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.00	(b)	01/21/20	Open		1,673,415	1,688,383	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.25	(b)	01/21/20	Open		581,819	588,045	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.25	(b)	01/21/20	Open		1,549,082	1,565,660	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.25	(b)	01/21/20	Open		396,664	400,909	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.50	(b)	01/31/20	Open		446,985	449,189	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.25	(b)	02/12/20	Open		548,367	553,482	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	02/26/20	Open		128,060	129,082	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	03/02/20	Open		222,430	224,176	Foreign Agency Obligations	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Credit Suisse Securities (USA) LLC	0.30	%(b)	03/02/20	Open		$225,000	$225,846	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co.	0.25	(b)	03/02/20	Open		397,350	398,379	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.25	(b)	03/02/20	Open		288,576	289,324	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.25	(b)	03/02/20	Open		253,869	254,526	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.50	(b)	03/02/20	Open		221,038	221,934	Foreign Agency Obligations	Open/Demand
Goldman Sachs & Co.	0.55	(b)	03/02/20	Open		531,421	533,732	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.55	(b)	03/02/20	Open		553,155	555,561	Capital Trusts	Open/Demand
Goldman Sachs & Co.	0.60	(b)	03/02/20	Open		391,957	393,776	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	03/09/20	Open		7,341	7,376	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	03/23/20	Open		85,000	85,254	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.04	(b)	03/25/20	Open		178,600	179,575	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	03/26/20	Open		118,000	118,345	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	03/26/20	Open		110,000	110,321	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	03/26/20	Open		201,000	201,587	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	03/26/20	Open		194,000	194,567	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.45	(b)	03/26/20	Open		139,000	139,406	Capital Trusts	Open/Demand
Barclays Capital Inc.	1.25	(b)	04/03/20	Open		47,765	48,060	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.25	(b)	04/06/20	Open		120,201	120,940	Corporate Bonds	Open/Demand
J.P. morgan Securities LLC	0.75	(b)	04/14/20	Open		100,430	100,784	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.00	(b)	04/15/20	Open		2,897,437	2,910,959	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.00	(b)	04/15/20	Open		2,191,031	2,201,256	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.00	(b)	04/15/20	Open		678,750	681,917	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.10	(b)	04/15/20	Open		182,440	183,377	Foreign Agency Obligations	Open/Demand
Barclays Capital Inc.	1.25	(b)	04/20/20	Open		3,110,250	3,127,961	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	04/27/20	Open		241,380	242,553	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.45	(b)	04/30/20	Open		506,606	507,575	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.25	(b)	04/30/20	Open		644,831	648,257	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.25	(b)	04/30/20	Open		966,219	971,352	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	(b)	05/11/20	Open		774,367	777,727	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	(b)	05/11/20	Open		613,319	615,999	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.65	(b)	05/12/20	Open		578,587	580,071	Capital Trusts	Open/Demand
Barclays Capital Inc.	1.40	(b)	05/12/20	Open		822,429	826,970	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	05/12/20	Open		1,207,860	1,214,530	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	05/12/20	Open		1,366,845	1,374,393	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	05/12/20	Open		1,015,985	1,021,595	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	05/12/20	Open		814,196	818,692	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	05/12/20	Open		625,625	629,080	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.55	(b)	05/12/20	Open		1,287,562	1,295,379	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	(b)	05/12/20	Open		670,312	674,940	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	(b)	05/12/20	Open		574,892	578,861	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	(b)	05/12/20	Open		473,688	476,957	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	(b)	05/12/20	Open		638,711	643,120	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	(b)	05/12/20	Open		508,524	512,034	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	(b)	05/12/20	Open		524,287	527,907	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	(b)	05/12/20	Open		469,391	472,631	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	(b)	05/12/20	Open		547,392	551,171	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	(b)	05/12/20	Open		641,932	646,364	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	05/15/20	Open		1,169,136	1,173,987	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.65	(b)	05/21/20	Open		677,119	678,745	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	05/21/20	Open		467,940	470,360	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	05/21/20	Open		461,213	463,598	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	05/21/20	Open		461,125	463,510	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.40	(b)	05/21/20	Open		429,660	431,882	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.40	(b)	05/21/20	Open		503,291	505,894	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.40	(b)	05/22/20	Open		778,365	782,361	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	(b)	05/28/20	Open		354,149	356,301	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.65	(b)	06/01/20	Open		301,394	301,063	Capital Trusts	Open/Demand
Barclays Capital Inc.	1.40	(b)	06/01/20	Open		317,000	318,504	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	06/01/20	Open		412,070	414,025	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	06/01/20	Open		381,769	383,580	Capital Trusts	Open/Demand
Barclays Capital Inc.	1.40	(b)	06/01/20	Open		387,296	389,134	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	06/01/20	Open		426,883	428,908	Corporate Bonds	Open/Demand

28

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital Inc.	1.40	%(b)	06/01/20	Open		$328,188	$329,745	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	06/01/20	Open		492,240	494,575	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	06/01/20	Open		415,063	417,032	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	06/01/20	Open		370,178	371,934	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	06/01/20	Open		406,568	408,496	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	(b)	06/01/20	Open		435,870	437,495	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.20	(b)	06/01/20	Open		482,813	484,776	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.25	(b)	06/01/20	Open		400,514	402,210	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.45	(b)	06/01/20	Open		375,445	377,290	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	06/04/20	Open		1,126,400	1,131,613	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	06/04/20	Open		821,022	824,822	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	06/09/20	Open		685,204	687,462	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	06/09/20	Open		360,938	362,127	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	06/09/20	Open		107,200	107,553	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	06/09/20	Open		603,750	605,740	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.55	(b)	06/16/20	Open		571,380	572,314	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.20	(b)	06/16/20	Open		582,167	584,244	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.20	(b)	06/16/20	Open		462,223	463,871	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.20	(b)	06/16/20	Open		617,210	619,411	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.20	(b)	06/16/20	Open		472,938	474,624	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.50	(b)	06/19/20	Open		792,743	793,855	Foreign Agency Obligations	Open/Demand
Barclays Capital Inc.	0.60	(b)	06/19/20	Open		1,078,870	1,080,686	Foreign Agency Obligations	Open/Demand
Barclays Capital Inc.	1.00	(b)	06/19/20	Open		472,536	473,862	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.00	(b)	06/19/20	Open		514,972	516,417	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.10	(b)	06/19/20	Open		611,780	613,668	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	06/19/20	Open		530,337	531,861	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	06/23/20	Open		408,375	409,666	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.55	(b)	06/29/20	Open		637,812	638,719	Foreign Agency Obligations	Open/Demand
Barclays Capital Inc.	0.90	(b)	06/29/20	Open		956,887	959,112	Capital Trusts	Open/Demand
Barclays Capital Inc.	1.00	(b)	06/29/20	Open		525,140	526,497	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.00	(b)	06/29/20	Open		390,930	391,940	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.00	(b)	06/29/20	Open		473,869	475,093	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.00	(b)	06/29/20	Open		402,855	403,896	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.00	(b)	06/29/20	Open		509,375	510,691	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.00	(b)	06/29/20	Open		397,843	398,870	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.00	(b)	06/29/20	Open		668,300	670,026	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.00	(b)	06/29/20	Open		411,446	412,509	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.00	(b)	06/29/20	Open		441,183	442,322	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	06/29/20	Open		454,658	455,891	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	06/29/20	Open		523,500	524,920	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	06/29/20	Open		501,839	503,200	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	06/29/20	Open		454,279	455,511	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.20	(b)	06/29/20	Open		468,000	469,451	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.20	(b)	06/29/20	Open		332,170	333,200	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.20	(b)	07/06/20	Open		276,581	277,356	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.60	(b)	07/07/20	Open		866,392	869,666	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.85	(b)	07/23/20	Open		815,065	816,393	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/23/20	Open		474,674	475,356	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/23/20	Open		487,040	487,740	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/23/20	Open		447,266	447,909	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/23/20	Open		466,113	466,783	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/23/20	Open		509,870	510,603	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/23/20	Open		501,562	502,283	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/23/20	Open		547,605	548,392	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/23/20	Open		441,323	441,957	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/23/20	Open		471,488	472,165	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/23/20	Open		459,405	460,065	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	07/23/20	Open		415,069	415,705	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	07/23/20	Open		369,888	370,455	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	07/23/20	Open		419,445	420,088	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	07/23/20	Open		485,985	486,730	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.80	(b)	07/23/20	Open		439,020	439,693	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas S.A.	0.80	%(b)	07/23/20	Open		$448,628	$449,315	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.90	(b)	07/23/20	Open		416,500	417,218	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.95	(b)	07/23/20	Open		732,555	733,889	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.50	(b)	07/28/20	Open		286,991	287,246	Foreign Agency Obligations	Open/Demand
Barclays Capital Inc.	0.55	(b)	07/28/20	Open		358,875	359,226	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.85	(b)	07/29/20	Open		1,957,534	1,960,446	Capital Trusts	Open/Demand
Barclays Capital Inc.	0.85	(b)	07/29/20	Open		138,353	138,558	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.85	(b)	07/29/20	Open		437,840	438,491	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.85	(b)	07/29/20	Open		151,130	151,355	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.85	(b)	07/29/20	Open		309,690	310,151	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.85	(b)	07/29/20	Open		175,275	175,536	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.85	(b)	07/29/20	Open		265,920	266,316	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.50	(b)	08/06/20	Open		493,620	493,997	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	08/06/20	Open		1,324,897	1,326,416	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.50	(b)	08/07/20	Open		436,656	436,972	Foreign Agency Obligations	Open/Demand
Barclays Capital Inc.	0.50	(b)	08/11/20	Open		690,314	690,803	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.50	(b)	08/11/20	Open		1,052,422	1,053,167	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.85	(b)	08/11/20	Open		406,858	407,338	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.90	(b)	08/12/20	Open		912,350	913,468	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.15	(b)	08/12/20	Open		828,550	829,847	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.25	(b)	08/12/20	Open		344,569	345,155	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.40	(b)	08/12/20	Open		953,750	955,567	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	08/13/20	Open		443,013	443,456	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	08/13/20	Open		1,009,046	1,010,459	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	08/13/20	Open		601,842	602,211	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	08/13/20	Open		1,729,490	1,730,549	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	08/13/20	Open		1,255,962	1,257,386	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	08/14/20	Open		616,630	617,439	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	08/14/20	Open		1,672,260	1,673,263	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	(b)	08/19/20	Open		519,820	520,881	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/20/20	Open		282,695	282,953	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.65	(b)	08/24/20	Open		494,375	494,714	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/24/20	Open		278,958	279,193	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/24/20	Open		352,733	353,030	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/24/20	Open		295,800	296,050	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/24/20	Open		333,660	333,942	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/24/20	Open		497,800	498,220	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/24/20	Open		525,652	526,096	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/24/20	Open		481,443	481,849	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/24/20	Open		463,570	463,961	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/24/20	Open		472,720	473,119	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/24/20	Open		366,769	367,078	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/24/20	Open		717,025	717,630	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/24/20	Open		451,750	452,131	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/24/20	Open		362,813	363,119	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	08/24/20	Open		805,014	805,566	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	08/24/20	Open		621,300	621,726	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	08/24/20	Open		913,447	914,074	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	08/24/20	Open		646,085	646,528	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	08/24/20	Open		703,105	703,587	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	08/24/20	Open		559,550	559,993	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	08/24/20	Open		608,440	608,922	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	08/24/20	Open		829,744	830,401	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	08/26/20	Open		399,610	399,921	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.55	(b)	08/27/20	Open		574,490	574,797	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/01/20	Open		359,470	359,665	Corporate Bonds	Open/Demand
BoFA Securities, Inc.	(1.25	)(b)	09/02/20	Open		110,633	110,521	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/09/20	Open		2,737,500	2,738,219	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/09/20	Open		677,844	678,022	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/09/20	Open		1,509,375	1,509,771	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		1,019,200	1,019,604	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/09/20	Open		2,549,281	2,550,292	Corporate Bonds	Open/Demand

30

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

RBC Capital Markets LLC	0.45	%(b)	09/09/20	Open		$1,585,762	$1,586,179	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		423,144	423,255	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		435,881	435,996	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		178,500	178,547	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		1,518,750	1,519,149	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		163,995	164,038	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		412,500	412,608	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		951,750	952,000	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		155,418	155,459	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		452,944	453,063	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		1,837,500	1,837,982	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		686,562	686,743	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		149,625	149,664	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		1,065,750	1,066,030	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		296,313	296,390	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		1,208,381	1,208,698	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		1,504,900	1,505,295	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		367,650	367,747	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		310,719	310,800	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		407,813	407,920	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		277,313	277,385	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		312,075	312,157	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		1,322,812	1,323,160	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	09/09/20	Open		734,094	734,286	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/09/20	Open		1,672,982	1,673,812	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.25	(b)	09/10/20	Open		746,415	746,933	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/10/20	Open		524,700	524,831	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/10/20	Open		1,561,656	1,562,047	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/10/20	Open		879,856	880,076	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/10/20	Open		1,051,850	1,052,113	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/10/20	Open		3,333,750	3,334,583	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/10/20	Open		925,062	925,294	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/10/20	Open		303,100	303,176	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/10/20	Open		3,780,000	3,780,945	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/10/20	Open		6,723,450	6,725,131	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/10/20	Open		171,600	171,643	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open		2,377,897	2,378,796	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open		546,247	546,454	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open		441,213	441,379	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open		924,262	924,612	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open		1,980,390	1,981,138	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/10/20	Open		1,102,995	1,103,412	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/10/20	Open		887,075	887,445	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	09/10/20	Open		3,614,290	3,615,997	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	09/10/20	Open		472,590	472,866	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.85	(b)	09/11/20	Open		1,093,625	1,094,064	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.55	(b)	09/14/20	Open		832,762	832,966	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.85	(b)	09/15/20	Open		662,915	663,150	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.85	(b)	09/15/20	Open		602,650	602,863	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/15/20	Open		870,525	870,833	Corporate Bonds	Open/Demand
Goldman Sachs & Co.	0.60	(b)	09/16/20	Open		1,126,710	1,126,973	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/17/20	Open		435,615	435,741	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.09	(b)	09/17/20	Open		464,888	465,070	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/18/20	Open		550,862	550,985	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/18/20	Open		396,000	396,075	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/18/20	Open		390,600	390,681	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.75	(b)	09/18/20	Open		287,640	287,780	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.50	(b)	09/21/20	Open		1,564,901	1,565,097	Capital Trusts	Open/Demand
Barclays Capital Inc.	0.50	(b)	09/21/20	Open		1,544,375	1,544,568	Capital Trusts	Open/Demand
Barclays Capital Inc.	0.50	(b)	09/21/20	Open		552,606	552,675	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.50	(b)	09/21/20	Open		1,056,250	1,056,382	Capital Trusts	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/21/20	Open		1,208,962	1,209,204	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Capital Inc.	0.80	%(b)	09/21/20	Open	$2,025,000	$2,025,405	Capital Trusts	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/21/20	Open	1,280,200	1,280,456	Capital Trusts	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/21/20	Open	365,859	365,932	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/21/20	Open	449,068	449,157	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.48	(b)	09/21/20	Open	299,406	299,442	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.10	(b)	09/21/20	Open	251,501	251,508	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	848,544	848,724	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	514,924	515,033	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	1,480,080	1,480,395	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	254,678	254,732	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/21/20	Open	410,670	410,757	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.50	(b)	09/23/20	Open	760,550	760,624	Capital Trusts	Open/Demand
Barclays Capital Inc.	0.50	(b)	09/23/20	Open	791,475	791,552	Capital Trusts	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/23/20	Open	150,454	150,477	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/23/20	Open	421,520	421,586	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/23/20	Open	429,709	429,776	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/23/20	Open	598,612	598,706	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/23/20	Open	104,615	104,631	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/23/20	Open	776,337	776,458	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/23/20	Open	968,475	968,626	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/23/20	Open	814,800	814,927	Capital Trusts	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/23/20	Open	1,182,455	1,182,639	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/23/20	Open	250,543	250,581	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/23/20	Open	586,380	586,471	Corporate Bonds	Open/Demand
J.P. morgan Securities LLC	0.75	(b)	09/23/20	Open	202,068	202,097	Corporate Bonds	Open/Demand
Barclays Capital Inc.	1.40	(b)	09/24/20	Open	405,845	405,940	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/24/20	Open	69,635	69,643	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/25/20	Open	539,907	539,943	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/25/20	Open	115,280	115,288	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	543,375	543,404	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	306,400	306,417	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	858,712	858,759	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	1,511,617	1,511,699	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	1,676,925	1,677,016	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	680,305	680,342	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	1,538,945	1,539,028	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	274,525	274,540	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	5,608,055	5,608,359	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	778,750	778,792	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	766,770	766,812	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	560,065	560,095	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	827,520	827,565	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	156,040	156,048	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	697,190	697,228	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	157,000	157,009	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	837,606	837,652	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	854,846	854,893	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	596,850	596,882	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	867,162	867,209	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/25/20	Open	425,163	425,186	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open	860,792	860,841	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open	1,212,181	1,212,250	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open	844,305	844,353	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/25/20	Open	168,768	168,777	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.69	(b)	09/25/20	Open	942,076	942,130	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open	699,255	699,296	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/25/20	Open	858,219	858,269	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/25/20	Open	790,519	790,568	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	09/25/20	Open	1,587,525	1,587,624	Corporate Bonds	Open/Demand
BNP Paribas S.A.	1.05	(b)	09/25/20	Open	1,500,463	1,500,594	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open	155,570	155,581	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open	304,780	304,802	Corporate Bonds	Open/Demand

32

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

RBC Capital Markets LLC	0.85	%(b)	09/25/20	Open	$286,440	$286,460	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open	150,715	150,726	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open	378,480	378,507	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open	980,079	980,148	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open	1,706,944	1,707,063	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/25/20	Open	361,194	361,220	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.50	(b)	09/28/20	Open	738,494	738,514	Capital Trusts	Open/Demand
Barclays Capital Inc.	0.80	(b)	09/28/20	Open	164,428	164,435	Capital Trusts	Open/Demand
Barclays Capital Inc.	0.85	(b)	09/28/20	Open	529,091	529,091	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	09/28/20	Open	946,000	946,024	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	663,810	663,834	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	1,133,860	1,133,901	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	651,695	651,719	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	936,230	936,264	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	232,785	232,793	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	728,495	728,521	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	926,220	926,253	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	693,500	693,525	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	662,435	662,459	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	105,261	105,265	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	617,890	617,912	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	547,917	547,937	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	637,184	637,207	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/28/20	Open	475,874	475,891	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open	661,045	661,070	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open	570,706	570,728	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open	246,488	246,497	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open	725,602	725,630	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/28/20	Open	638,137	638,162	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open	1,385,692	1,385,746	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/28/20	Open	580,550	580,573	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/29/20	Open	188,000	188,007	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open	1,146,600	1,146,600	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open	764,332	764,332	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open	619,460	619,460	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open	211,563	211,563	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85	(b)	09/29/20	Open	1,092,000	1,092,000	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	09/30/20	Open	171,680	171,680	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	09/30/20	Open	306,705	306,705	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	09/30/20	Open	264,600	264,600	Corporate Bonds	Open/Demand
Barclays Capital Inc.	0.75	(b)	09/30/20	Open	373,405	373,405	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open	358,598	358,597	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open	350,520	350,520	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open	297,745	297,745	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open	439,845	439,845	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open	503,040	503,040	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	09/30/20	Open	212,220	212,220	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/30/20	Open	383,493	383,492	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/30/20	Open	319,290	319,290	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	09/30/20	Open	179,725	179,725	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	09/30/20	Open	352,063	352,062	Corporate Bonds	Open/Demand

					$275,071,351	$275,679,337

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Short Term Euro BTP	367	12/08/20	$48,739	$134,826
90-Day Euro-Dollar	165	12/14/20	41,149	25,710
10-Year U.S. Ultra Note	194	12/21/20	31,025	(76,313)
2-Year U.S. Treasury Note	517	12/31/20	114,237	48,025

				132,248

Short Contracts
Euro-Schatz Futures	424	12/08/20	55,821	(17,772)
10-Year U.S. Treasury Note	360	12/21/20	50,231	(32,182)
Long U.S. Treasury Bond	26	12/21/20	4,583	15,193
Ultra U.S. Treasury Bond	80	12/21/20	17,745	119,987
5-Year U.S. Treasury Note	387	12/31/20	48,774	(65,967)
90-Day Euro-Dollar	165	12/19/22	41,141	(42,978)

				(23,719)

				$108,529

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	415,000	USD	485,965	UBS AG	10/05/20	$632
EUR	4,046,000	USD	4,737,866	UBS AG	10/05/20	6,161
GBP	655,000	USD	841,610	HSBC Bank USA N.A.	10/05/20	3,580
GBP	880,000	USD	1,130,712	HSBC Bank USA N.A.	10/05/20	4,810
GBP	4,437,000	USD	5,701,101	HSBC Bank USA N.A.	10/05/20	24,254
USD	118,458	EUR	100,000	State Street Bank and Trust Co.	10/05/20	1,205
USD	224,512	EUR	189,000	State Street Bank and Trust Co.	10/05/20	2,906
USD	992,473	EUR	830,000	UBS AG	10/05/20	19,280
USD	9,104,448	EUR	7,614,000	UBS AG	10/05/20	176,861
USD	5,906,894	GBP	4,437,000	Bank of America N.A.	10/05/20	181,538
USD	878,479	GBP	660,000	Citibank N.A.	10/05/20	26,837
USD	1,171,270	GBP	880,000	Citibank N.A.	10/05/20	35,748
USD	57,801	NZD	86,000	HSBC Bank USA N.A.	10/05/20	907
USD	4,752,937	EUR	4,046,000	BNP Paribas S.A.	11/04/20	5,974
USD	487,538	EUR	415,000	State Street Bank and Trust Co.	11/04/20	639
EUR	3,690,000	NOK	40,266,577	Goldman Sachs International	12/16/20	15,829
EUR	3,710,000	USD	4,349,151	Natwest Markets PLC	12/16/20	7,969
NZD	6,500,998	AUD	5,970,000	Barclays Bank PLC	12/16/20	23,588
USD	4,337,354	EUR	3,680,000	JPMorgan Chase Bank N.A.	12/16/20	15,467

						554,185

EUR	4,046,000	USD	4,749,986	BNP Paribas S.A.	10/05/20	(5,959)
EUR	415,000	USD	487,233	State Street Bank and Trust Co.	10/05/20	(636)
USD	111,235	EUR	95,000	BNP Paribas S.A.	10/05/20	(155)
USD	109,473	EUR	94,000	Standard Chartered Bank	10/05/20	(744)
USD	486,266	EUR	415,000	UBS AG	11/04/20	(632)
USD	4,740,799	EUR	4,046,000	UBS AG	11/04/20	(6,164)
USD	841,742	GBP	655,000	HSBC Bank USA N.A.	11/04/20	(3,581)
USD	1,130,891	GBP	880,000	HSBC Bank USA N.A.	11/04/20	(4,811)
USD	5,702,002	GBP	4,437,000	HSBC Bank USA N.A.	11/04/20	(24,260)
AUD	5,970,000	NZD	6,499,171	JPMorgan Chase Bank N.A.	12/16/20	(22,380)
EUR	3,680,000	USD	4,349,248	Bank of America N.A.	12/16/20	(27,361)

34

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

NOK	39,456,201	EUR	3,690,000	JPMorgan Chase Bank N.A.	12/16/20	$(102,726)
USD	4,325,764	EUR	3,710,000	Bank of America N.A.	12/16/20	(31,356)

						(230,765)

						$323,420

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
90-Day Euro Future	448	12/13/21	USD	99.75	USD	111,720	$112,000

Put
10-Year U.S. Treasury Note	154	11/20/20	USD	139.50	USD	21,483	110,687
10-Year U.S. Treasury Note	154	11/20/20	USD	138.00	USD	21,252	45,719

							156,406

							$268,406

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency

Call
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.23%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91%	USD	2,050	$80,094
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.23%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,370	53,526
10-Year Interest Rate Swap, 08/09/40	3-Month LIBOR, 0.23%	Quarterly	1.05%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,510	81,928
10-Year Interest Rate Swap, 08/09/50	3-Month LIBOR, 0.23%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.92	USD	1,160	75,137

										290,685

Put
10-Year Interest Rate Swap, 08/29/31	1.20%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Deutsche Bank AG	08/27/21	1.20	USD	60,410	594,919
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,370	94,286
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	2,050	141,085
10-Year Interest Rate Swap, 08/09/40	1.05%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/30	1.05	USD	1,510	131,199
10-Year Interest Rate Swap, 08/09/50	0.91%	Semi-Annual	3-Month LIBOR, 0.23%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.91	USD	1,160	107,514

										1,069,003

										$1,359,688

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
90-Day Euro Future	224	12/13/21	USD	99.38	USD	55,650	$(242,200)
90-Day Euro Future	112	12/13/21	USD	100.00	USD	28,000	(9,800)

							(252,000)

Put
10-Year U.S. Treasury Note	154	11/20/20	USD	138.50	USD	21,329	(62,563)
10-Year U.S. Treasury Note	154	11/20/20	USD	139.00	USD	21,406	(81,812)

							(144,375)

							$(396,375)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
10-Year Interest Rate Swap, 10/15/30	0.68%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Citibank N.A.	10/13/20	0.69%	USD	5,600	$(12,753)
5-Year Interest Rate Swap, 11/11/25	0.15%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Bank of America N.A.	11/09/20	0.15	USD	2,125	(130)
5-Year Interest Rate Swap, 11/11/25	0.15%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Bank of America N.A.	11/09/20	0.15	USD	2,780	(170)
10-Year Interest Rate Swap, 08/11/31	0.63%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	08/09/21	0.63	USD	26,780	(398,206)
10-Year Interest Rate Swap, 08/29/31	0.60%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	08/27/21	0.60	USD	60,410	(845,525)
10-Year Interest Rate Swap, 10/02/31	0.45%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Bank of America N.A.	09/30/21	0.45	USD	2,170	(22,053)
10-Year Interest Rate Swap, 08/10/32	0.72%	Quarterly	3-Month LIBOR, 0.23%	Quarterly	Deutsche Bank AG	08/08/22	0.72	USD	2,120	(50,358)
5-Year Interest Rate Swap, 08/10/27	(0.02%)	Semi-Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	Barclays Bank PLC	08/08/22	(0.02)	EUR	14,580	(347,662)

										(1,676,857)

Put
10-Year Interest Rate Swap, 10/02/31	3-Month LIBOR, 0.23%	Quarterly	0.68%	Semi-Annual	Citibank N.A.	10/13/20	0.68	USD	5,600	(27,023)
5-Year Interest Rate Swap, 11/11/25	3-Month LIBOR, 0.23%	Quarterly	0.45%	Semi-Annual	Bank of America N.A.	11/09/20	0.45	USD	4,250	(2,173)
5-Year Interest Rate Swap, 11/11/25	3-Month LIBOR, 0.23%	Quarterly	0.45%	Semi-Annual	Bank of America N.A.	11/09/20	0.45	USD	2,780	(1,422)
10-Year Interest Rate Swap, 08/11/31	3-Month LIBOR, 0.23%	Quarterly	0.63%	Semi-Annual	Deutsche Bank AG	08/09/21	0.63	USD	26,780	(849,988)
10-Year Interest Rate Swap, 08/11/31	3-Month LIBOR, 0.23%	Quarterly	1.00%	Semi-Annual	Deutsche Bank AG	08/09/21	1.00	USD	14,360	(209,479)
2-Year Interest Rate Swap, 08/11/23	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.25%)	Annual	Barclays Bank PLC	08/09/21	(0.25)	EUR	68,730	(31,959)
5-Year Interest Rate Swap, 09/05/26	3-Month LIBOR, 0.23%	Quarterly	0.60%	Semi-Annual	Deutsche Bank AG	09/03/21	0.60	USD	6,900	(33,020)
10-Year Interest Rate Swap, 10/02/31	3-Month LIBOR, 0.23%	Quarterly	1.45%	Semi-Annual	Bank of America N.A.	09/30/21	1.45	USD	4,340	(27,579)
10-Year Interest Rate Swap, 02/09/32	3-Month LIBOR, 0.23%	Quarterly	0.68%	Semi-Annual	Deutsche Bank AG	02/07/22	0.68	USD	7,000	(265,707)

36

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 08/10/32	3-Month LIBOR, 0.23%	Quarterly	0.72%	Semi-Annual	Deutsche Bank AG	08/08/22	0.72%	USD	2,120	$(93,521)
5-Year Interest Rate Swap, 08/10/27	6-Month EURIBOR, (0.48%)	Semi-Annual	(0.02%)	Annual	Barclays Bank PLC	08/08/22	(0.02)	EUR	14,580	(86,182)

										(1,628,053)

										$(3,304,910)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.34.V9	5.00%	Quarterly	06/20/25	USD 1,343	$(67,882)	$(55,069)	$(12,813)
CDX.NA.IG.34.V1	1.00	Quarterly	12/20/25	USD 11,120	(79,761)	(164,135)	84,374
CDX.NA.HY.35.V1	5.00	Quarterly	12/20/25	USD 2,400	(101,671)	(98,413)	(3,258)
CDX.NA.IG.35.V1	1.00	Quarterly	12/20/25	USD 17,500	(369,579)	(400,087)	30,508

					$(618,893)	$(717,704)	$98,811

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

ITRAXX.XO.34.V1	5.00%	Quarterly	12/20/25	B	EUR	30	$2,566	$2,421	$145

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

										Upfront Premium Paid (Received )	Unrealized Appreciation (Depreciation )

Paid by the Fund		Received by the Fund		Effective		Termination		Notional
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value

3-Month LIBOR, 0.23%	Quarterly	0.24%	Semi-Annual	N/A		08/13/22	USD	4,750	$2,152	$20	$2,132
0.21%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	01/06/21(a	)	09/15/22	USD	26,550	(3,859)	148	(4,007)
(0.41%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	02/16/21(a	)	02/16/23	EUR	4,930	(9,086)	27	(9,113)
(0.40%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	02/16/21(a	)	02/16/23	EUR	4,920	(9,359)	28	(9,387)
(0.42%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	08/12/21(a	)	08/12/23	EUR	3,790	(5,439)	21	(5,460)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.47%)	Annual	09/13/21(a	)	09/13/23	EUR	1,690	208	10	198
0.30%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	01/06/21(a	)	02/28/25	USD	4,110	3,179	616	2,563
0.30%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	01/06/21(a	)	02/28/25	USD	7,520	4,751	68	4,683
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.43%)	Annual	N/A		09/21/25	EUR	930	(150)	(358)	208
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.44%)	Annual	N/A		09/23/25	EUR	950	(831)	11	(842)
0.35%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	10/01/20		10/01/25	USD	1,220	592	11	581
3-Month LIBOR, 0.23%	Quarterly	0.50%	Semi-Annual	12/31/20(a	)	08/15/27	USD	10,370	(6,365)	132	(6,497)
(0.26%)	Annual	6-Month EURIBOR, (0.48%)	Semi-Annual	08/16/22(a	)	08/16/27	EUR	970	(3,364)	13	(3,377)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.25%)	Annual	08/16/22(a	)	08/16/27	EUR	1,940	7,665	25	7,640
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.24%)	Annual	08/16/22(a	)	08/16/27	EUR	1,940	8,426	25	8,401
0.50%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		08/19/27	USD	80	(38)	1	(39)
6-Month EURIBOR, (0.48%)	Semi-Annual	(0.28%)	Annual	09/19/22(a	)	09/19/27	EUR	890	1,388	(258)	1,646
3-Month LIBOR, 0.23%	Quarterly	0.71%	Semi-Annual	08/14/23(a	)	08/14/28	USD	7,130	(19,443)	65	(19,508)
3-Month LIBOR, 0.23%	Quarterly	1.57%	Semi-Annual	N/A		02/11/30	USD	5	422	198	224
3-Month LIBOR, 0.23%	Quarterly	0.68%	Semi-Annual	N/A		08/14/30	USD	1,620	(4,925)	26	(4,951)
3-Month LIBOR, 0.23%	Quarterly	0.67%	Semi-Annual	N/A		09/04/30	USD	555	(2,232)	(1)	(2,231)
3-Month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	N/A		09/04/30	USD	555	(1,028)	9	(1,037)

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Interest Rate Swaps (continued)

										Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Paid by the Fund		Received by the Fund		Effective		Termination		Notional

Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value

3-Month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	N/A		09/08/30	USD	580	$(1,493)	$9	$(1,502)
3-Month LIBOR, 0.23%	Quarterly	0.70%	Semi-Annual	N/A		09/08/30	USD	140	(195)	2	(197)
3-Month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	N/A		09/15/30	USD	585	(1,776)	9	(1,785)
3-Month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	N/A		09/16/30	USD	620	(1,625)	10	(1,635)
3-Month LIBOR, 0.23%	Quarterly	0.69%	Semi-Annual	N/A		09/23/30	USD	590	(1,911)	9	(1,920)
0.70%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		09/28/30	USD	860	1,948	14	1,934
0.72%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	09/30/20	(a)	09/30/30	USD	280	94	5	89
3-Month LIBOR, 0.23%	Quarterly	0.70%	Semi-Annual	10/01/20	(a)	10/01/30	USD	580	(1,082)	9	(1,091)
0.86%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	N/A		10/04/31	USD	190	(322)	3	(325)
0.80%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	02/08/22	(a)	02/08/32	USD	2,910	23,415	47	23,368
0.83%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	08/15/22	(a)	08/15/32	USD	16,030	179,270	49,365	129,905
0.83%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	08/15/22	(a)	08/15/32	USD	8,200	91,704	131	91,573
3-Month LIBOR, 0.23%	Quarterly	0.83%	Semi-Annual	08/15/22	(a)	08/15/32	USD	8,200	(91,704)	15,338	(107,042)
3-Month LIBOR, 0.23%	Quarterly	1.08%	Semi-Annual	12/31/20	(a)	02/15/47	USD	1,380	(14,220)	42	(14,262)
3-Month LIBOR, 0.23%	Quarterly	1.09%	Semi-Annual	12/31/20	(a)	02/15/47	USD	1,380	(9,979)	42	(10,021)
3-Month LIBOR, 0.23%	Quarterly	0.99%	Semi-Annual	N/A		08/21/50	USD	155	(5,296)	5	(5,301)
3-Month LIBOR, 0.23%	Quarterly	1.00%	Semi-Annual	N/A		08/21/50	USD	155	(4,863)	5	(4,868)
1.02%	Semi-Annual	3-Month LIBOR, 0.23%	Quarterly	08/14/23	(a)	08/14/53	USD	1,320	68,443	41	68,402

									$193,072	$65,923	$127,149

(a)	Forward Swap.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received )	Unrealized Appreciation (Depreciation)

Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank N.A.	06/20/23	B		EUR	11	$(2,722)	$(916)	$(1,806)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	12/20/23	B		EUR	40	(11,382)	(4,287)	(7,095)
Broadcom, Inc.	1.00	Quarterly	Citibank N.A.	06/20/24	BBB-		USD	1,185	9,080	(68,181)	77,261
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B+		EUR	30	(5,144)	0	(5,144)
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB-		EUR	6	(1,200)	(1,070)	(130)
Rolls-Royce PLC	1.00	Quarterly	Citibank N.A.	06/20/25	BB-		EUR	14	(2,631)	(2,353)	(278)
Rolls-Royce PLC	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	BB-		EUR	20	(3,831)	(2,790)	(1,041)
CMBX.NA.8	3.00	Monthly	Barclays Bank PLC	10/17/57	NR		USD	5,000	(1,405,868)	(497,630)	(908,238)
CMBX.NA.8	3.00	Monthly	Credit Suisse International	10/17/57	NR		USD	2,500	(702,934)	(246,140)	(456,794)
CMBX.NA.8	3.00	Monthly	Morgan Stanley & Co. International PLC	10/17/57	NR		USD	4,450	(1,251,222)	(581,331)	(669,891)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR		USD	5,000	(1,313,649)	(533,161)	(780,488)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR		USD	5,000	(1,313,649)	(533,161)	(780,488)
CMBX.NA.9	3.00	Monthly	Credit Suisse International	09/17/58	NR		USD	5,000	(1,313,649)	(527,338)	(786,311)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD	7,550	(1,983,611)	(912,960)	(1,070,651)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD	5,545	(1,456,913)	(1,487,898)	30,985

									$(10,759,325)	$(5,399,216)	$(5,360,109)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

38

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$26,391,006	$911,591	$27,302,597
Common Stocks
Consumer Finance	4,482	—	—	4,482
Diversified Financial Services	—	—	5,468	5,468
Energy Equipment & Services	114,809	—	10,601	125,410
Health Care Management Services	—	8	—	8
Household Durables	—	—	—	—
Media	38,911	—	—	38,911
Metals & Mining	—	13,216	22,952	36,168
Software	289	—	—	289
Specialty Retail	—	56,458	—	56,458
Corporate Bonds	—	449,800,132	1,678,106	451,478,238
Floating Rate Loan Interests	—	257,077,462	4,206,705	261,284,167
Foreign Agency Obligations	—	22,079,790	—	22,079,790
Investment Companies	3,686,346	—	—	3,686,346
Non-Agency Mortgage-Backed Securities	—	9,964,454	—	9,964,454
Other Interests	—	—	10	10
Preferred Securities
Capital Trusts	—	39,285,966	—	39,285,966
Preferred Stocks	10,083,966	—	—	10,083,966
Trust Preferred	2,640,653	—	—	2,640,653
U.S. Government Sponsored Agency Securities	—	2,750,428	—	2,750,428
U.S. Treasury Obligations	—	17,242,203	—	17,242,203
Warrants	—	19,007	—	19,007

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Options Purchased
Interest Rate Contracts	$268,406	$1,359,688	$—	$1,628,094
Unfunded Floating Rate Loan Interests(a)	—	529	—	529
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(8,848)	—	(8,848)

	$16,837,862	$826,031,499	$6,835,433	$849,704,794
Investments Valued at NAV				10,710

				$849,715,504

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$146,012	$77,261	$223,273
Foreign Currency Exchange Contracts	—	554,185	—	554,185
Interest Rate Contracts	343,741	343,547	—	687,288
Liabilities
Credit Contracts	—	(5,484,426)	—	(5,484,426)
Foreign Currency Exchange Contracts	—	(230,765)	—	(230,765)
Interest Rate Contracts	(631,587)	(3,521,308)	—	(4,152,895)

	$(287,846)	$(8,192,755)	$77,261	$(8,403,340)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $275,679,337 are categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants		Total

Assets
Opening balance, as of December 31, 2019	$1,015,603	$522,907	$1,561,152	$8,974,479	$10	$—	(a)	$12,074,151
Transfers into Level 3	—	—	—	1,947,335	—	—		1,947,335
Transfers out of Level 3(b)	—	—	—	(6,615,887)	—	—		(6,615,887)
Accrued discounts/premiums	(71,504)	—	2,368	5,320	—	—		(63,816)
Net realized gain (loss)	—	(7,400)	251	(117,797)	—	—		(124,946)
Net change in unrealized appreciation (depreciation)(c)	(45,247)	(372,124)	16,030	(71,059)	—	—		(472,400)
Purchases	294,000	3,638	131,921	2,606,184	—	—		3,035,743
Sales	(281,261)	(108,000)	(33,616)	(2,521,870)	—	—		(2,944,747)

Closing balance, as of September 30, 2020	$911,591	$39,021	$1,678,106	$4,206,705	$10	$—	(a)	$6,835,433

Net change in unrealized appreciation (depreciation)on investments still held at September 30, 2020(c)	$(45,247)	$(349,321)	$16,030	$(60,064)	$—	$—		$(438,602)

(a)	Rounds to less than $1.
(b)

As of December 31, 2019, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2020, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

Credit Contracts Assets

Opening Balance as of December 31, 2019	$84,334
Transfers in Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(7,073)
Purchases	—

40

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Limited Duration Income Trust (BLW)

Credit Contracts Assets

Issues	—
Sales	$—

Closing Balance, as of September 30, 2020	$77,261

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(a)	$(7,073)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at September 30, 2020 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

NZD	New Zealand Dollar

USD	United States Dollar

Portfolio Abbreviation

ABS	Asset-Backed Security

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MTN	Medium-Term Note

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	41